AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 14, 2002


                                                               File No. 33-42484
                                                              File No. 811-06400

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 51              |X|
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 52                      |X|


                         THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                 James R. Foggo
                               C/o SEI Corporation
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           Thomas P. Lemke, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box)

            -------------------------------------------------------
            |_|   Immediately upon filing pursuant to paragraph (b)

            |X|   On June 17,2002 pursuant to paragraph (b)

            |_|   60 days after filing pursuant to paragraph (a)(1)

            |_|   75 days after filing pursuant to paragraph (a)(2)

            |_|   on [date] pursuant to paragraph (a) of Rule 485
            -------------------------------------------------------

================================================================================



                               THE ANALYTIC FUNDS


                               Investment Adviser:
                            ANALYTIC INVESTORS, INC.



                                   PROSPECTUS
                                  June 24, 2002

                         THE ADVISORS' INNER CIRCLE FUND












 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.



================================================================================

TABLE OF CONTENTS


ANALYTIC DEFENSIVE EQUITY FUND........................................     1

    What is the Fund's Objective?.....................................     1
    What are the Fund's Principal Investment Strategies?..............     1
    What are the Fund's Principal Risks?..............................     2
    How has the Fund Performed?.......................................     3
    What are the Fund's Fees and Expenses?............................     4

ANALYTIC INTERNATIONAL FUND...........................................     6

    What is the Fund's Objective?.....................................     6
    What are the Fund's Principal Investment Strategies?..............     6
    What are the Fund's Principal Risks?..............................     7
    How has the Fund Performed?.......................................     8
    What are the Fund's Fees and Expenses?............................     9

ANALYTIC SHORT-TERM INCOME FUND.......................................    11

    What is the Fund's Objective?.....................................    11
    What are the Fund's Principal Investment Strategies?..............    11
    What are the Fund's Principal Risks?..............................    12
    How has the Fund Performed?.......................................    13
    What are the Fund's Fees and Expenses?............................    14

INVESTING WITH THE FUNDS..............................................    15

    Buying Shares.....................................................    15
    Redeeming Shares..................................................    16
    Exchanging Shares.................................................    16
    Transaction Policies..............................................    17
    Account Policies..................................................    18

ADDITIONAL INFORMATION ABOUT THE FUNDS................................    20

    Other Investment Practices and Strategies.........................    20
    Investment Management.............................................    21
    Shareholder Servicing Arrangements................................    21

FINANCIAL HIGHLIGHTS..................................................    23

    Defensive Equity Fund.............................................    23
    International Fund................................................    24
    Short-Term Income Fund............................................    25

ANALYTIC DEFENSIVE EQUITY FUND

WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Defensive Equity Fund seeks to obtain a greater long-term total return and smaller fluctuations in quarterly total return from a diversified, hedged common stock fund than would be realized from the same fund unhedged. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     Through its proprietary investment process, the adviser attempts to create a well-diversified and significantly hedged portfolio by investing in a combination of stocks, debt securities and options. The Defensive Equity Fund invests primarily (at least 80% of its net assets) in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     The fund may also use options, which are agreements that give an investor the right to buy or sell an asset at an agreed upon price in the future, and futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future. Options are used to protect the fund's investments against changes resulting from market conditions (a practice called "hedging"). The adviser bases its hedging decisions on estimates of the fair value and expected contribution made by an option to the overall expected return of the fund.

     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o   To reduce transaction costs;
     o   To manage cash flows;
     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and
     o   To enhance returns.

     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The adviser's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, the adviser believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index, the fund's investment universe. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. The adviser also believes that by using its system a fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

     The adviser begins the stock selection process by ranking stocks according to their one-month expected return. The adviser then uses a process called "portfolio optimization" to select securities that it believes will:

     o  Maximize expected returns for the fund;
     o  Minimize expected volatility relative to its benchmark; and
     o Diversify the assets of the fund among the various countries, industries, sectors and individual securities.

     The adviser monitors the stocks held by a fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. The adviser sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and a fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to the UAM Funds, Inc. II Analytic Defensive Equity Fund (the "predecessor Defensive Equity Fund"), a separate mutual fund. The predecessor Defensive Equity Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the predecessor Defensive Equity Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

                   [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

                         1992                   6.22%
                         1993                   6.72%
                         1994                   2.47%
                         1995                  21.55%
                         1996                  15.71%
                         1997                  19.08%
                         1998                  28.89%
                         1999                  21.35%
                         2000                  -6.46%
                         2001                  -1.98%

     During the periods shown in the chart for the predecessor Defensive Equity Fund, the highest return for a quarter was 16.31% (quarter ending 12/31/98) and the lowest return for a quarter was -8.64% (quarter ending 9/30/01).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001

     The average annual returns table compares average annual returns of the predecessor Defensive Equity Fund to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns are based on past results and are not an indication of future performance.

                                                      1 Year            5 Years           10 Years
     ------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes              -1.98%            11.30%             10.80%
     ------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions                        -2.35%             6.80%              7.22%
     ------------------------------------------------------------------------------------------------
      Average Annual Return After
        Taxes on Distributions and Sale
        of Fund Shares                                -1.13%             7.68%              7.44%
     ------------------------------------------------------------------------------------------------
      S&P 500 Composite Index#                       -11.88%            10.70%             12.93%

     # S&P 500 Composite Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other Analytic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

      Management Fee                                                    0.60%
     ---------------------------------------------------------------------------
      Other Expenses                                                    1.09%
     ---------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*                             1.69%

     * Other Expenses for the fund, and the fund's Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above. The fund's actual Total Annual Fund Operating Expenses are expected to be less than the amount shown above because the adviser has voluntarily agreed to limit the expenses of the fund to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) at a specified level. The adviser may discontinue all or part of this waiver at any time. With this fee waiver, the fund's actual Total Annual Fund Operating Expenses are expected to be as follows:

        Analytic Defensive Equity Fund      0.99%

       In addition, Other Expenses include amounts related to any expense offset arrangement the fund may have that would reduce its custodial fee based on the amount of cash the fund maintains with its custodian. Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.

EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year                 3 Years              5 Years              10 Years
     ---------------------------------------------------------------------------
       $172                   $533                 $918               $1,998

ANALYTIC INTERNATIONAL FUND

WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The International Fund seeks above-average total returns through investments in equity securities of companies located in economies outside the United States. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     The International Fund normally seeks to achieve its objective by investing at least 80% of its net assets in equity securities of companies located outside the United States, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global equity securities. While the fund may invest in companies of any size, it usually invests in medium to large companies. The fund does not intend to invest in securities of emerging markets.

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     The fund may engage in over-the-counter swap contracts and foreign currency exchange contracts to protect the fund against a change in the price of an investment or currency. Swaps are contracts that obligate two parties to exchange, or swap, a series of cash flows at specified dates. Foreign currency exchange contracts are agreements to buy or sell a specific amount of currency at a predetermined price in the future.

     The fund may use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o   To reduce transaction costs;

     o   To manage cash flows;

     o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark; and

     o   To enhance returns.

     The adviser selects equity securities for this fund using a proprietary system that ranks stocks according to a mathematical model. The adviser's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, the adviser believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the fund's investment universe of large capitalization international stocks. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. The adviser also believes that by using its system a fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

     The adviser begins the stock selection process by ranking stocks according to their one-month expected return. The adviser then uses a process called "portfolio optimization" to select securities that it believes will:

     o  Maximize expected returns for the fund;

     o  Minimize expected volatility relative to its benchmark; and

     o Diversify the assets of the fund among the various countries, industries, sectors, and individual securities.

     The adviser monitors the stocks held by a fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. The adviser sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with all equity funds, the risks that could affect the value of the fund's shares and the total return on your investment include the possibility that the equity securities held by the fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium sized companies, which tend to be more vulnerable to adverse developments than larger companies.

     When the fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and a fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to the UAM Funds, Inc. II Analytic International Fund (the "predecessor International Fund"), a separate mutual fund. The predecessor International Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the predecessor International Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

                  [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

                         2000             -11.44%
                         2001             -23.41%


     During the periods shown in the chart for the predecessor International Fund, the highest return for a quarter was 5.00% (quarter ending 12/31/01) and the lowest return for a quarter was -14.72% (quarter ending 3/31/01).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001

     The average annual return table compares the average annual returns of the predecessor International Fund to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns are based on past results and are not an indication of future performance.

                                                                             1 Year           Since 9/30/99*
     ---------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                                      -23.41%            -11.27%
     ---------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions                      -23.44%            -11.53%
     ---------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on
         Distributions and Sale of Fund Shares                                -14.10%             -8.90%
     ---------------------------------------------------------------------------------------------------------
      Morgan Stanley Capital International EAFE Index#                        -21.44%            -10.01%

     * Beginning of operations. Index comparisons begin on September 30, 1999.
     # Morgan Stanley Capital International EAFE Index is an unmanaged arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other Analytic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

      Management Fees                                  1.00%
--------------------------------------------------------------------------------
      Other Expenses                                   3.78%
--------------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*            4.78%

     * Other Expenses for the fund, and the fund's Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above. The fund's actual Total Annual Fund Operating Expenses are expected to be less than the amount shown above because the adviser has voluntarily agreed to limit the expenses of the fund to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) at a specified level. The adviser may discontinue all or part of this waiver at any time. With this fee waiver, the fund's actual total annual operating expenses are expected to be as follows:

       Analytic International Fund  1.30%

       In addition, Other Expenses include amounts related to any expense offset arrangement the fund may have that would reduce its custodial fee based on the amount of cash the fund maintains with its custodian. Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.

EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year                3 Years              5 Years              10 Years
     --------------------------------------------------------------------------
       $479                 $1,439               $2,403               $4,833

ANALYTIC SHORT-TERM INCOME FUND


WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------

     The Short-Term Income Fund (formerly, the Short-Term Government Fund), seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk. The fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

     The Short-Term Income Fund normally invests at least 80% of its net assets in "income-producing" U.S. government securities. The fund may invest the remainder of its assets in investment-grade debt securities. The fund expects its dollar weighted average maturity to be two years and to invest in debt securities with maturities of three years or less.

     The adviser constructs the fund to match its benchmark, the Merrill Lynch 1 to 3 Year Treasury Index, with respect to duration, maturity and quality. In addition, the adviser tries to add value over the benchmark by using a disciplined quantitative, computer driven, approach to forecast short-term interest rates and shifts in the yield curve of U.S. Treasury securities.

     A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

     An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

     The fund may also use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts for a variety of purposes, including:

     o To protect the value of its investments against changes resulting from market conditions;

     o  To reduce transaction costs;

     o  To manage cash flows; and

     o  To enhance returns.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------

     As with all mutual funds, at any time, your investment in the fund may be worth more or less than the price that you originally paid for it. There is also a possibility that the fund will not achieve its goal. This could happen because its strategy failed to produce the intended results or because the adviser did not implement its strategy properly. The fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the fund.

     As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated forcing the fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the fund to reinvest the money at a lower interest rate.

     The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The average duration of the fund will normally range from one to three years.

     Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier or after the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

     Derivatives are often more volatile than other investments and may magnify the fund's gains or losses. There are various factors that affect the fund's ability to achieve its objectives with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the fund buys or sells. The fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent a fund from closing its derivative positions and could adversely impact its ability to achieve its objectives and to realize profits or limit losses.

     Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to a fund. Derivatives are often more volatile than other investments and a fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------

     Effective June 24, 2002, the fund became the successor to the UAM Funds, Inc. II Analytic Short-Term Income Fund (the "predecessor Short-Term Income Fund"), a separate mutual fund. The predecessor Short-Term Income Fund was managed by the same employees of the adviser who currently manage the fund, had identical investment objectives and strategies and was subject to substantially similar fees and expenses.

     The following information illustrates some of the risks of investing in the fund. The bar chart shows how performance of the predecessor Short-Term Income Fund has varied from year to year. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

                    [BAR CHART OMITTED, PLOT POINTS FOLLOWS]

                             1994            0.08%
                             1995           10.57%
                             1996            5.30%
                             1997            5.55%
                             1998            7.10%
                             1999            2.54%
                             2000            7.60%
                             2001            7.02%


     During the periods shown in the chart for the predecessor Short-Term Government Fund, the highest return for a quarter was 3.85% (quarter ending 9/30/98) and the lowest return for a quarter was -0.93% (quarter ending 3/31/94).

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2001

     The average annual return table compares the average annual returns of the predecessor Short-Term Income Fund to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns are based on past results and are not an indication of future performance.

                                                                                                        Since
                                                                   1 Year             5 Years          7/1/93*
     ------------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                            7.02%              5.95%            5.59%
     ------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions            4.27%              3.51%            3.20%
     ------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions and
        Sale of Fund Shares                                         4.23%              3.53%            3.26%
     ------------------------------------------------------------------------------------------------------------
      Merrill Lynch 1 to 3 Year Treasuries Index#                   8.30%              6.59%            6.03%

     * Beginning of operations. Index comparisons begin on June 30, 1993.
     # Merrill Lynch 1-3 Year Treasuries Index is an unmanaged index composed of
       U.S. treasury securities with an outstanding par value of at least $25 million, a fixed coupon greater than 4.25% and a maturity ranging between one to three years.

WHAT ARE THE FUND'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The fund is a no-load investment, which means there are no fees or charges to buy or sell its shares, to reinvest dividends or to exchange into other Analytic Funds.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     The fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses, as described below.

      Management Fees                                  0.30%
     ---------------------------------------------------------------------------
      Other Expenses                                   3.09%
     ---------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*            3.39%

     * Other Expenses for the fund, and the fund's Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above. The fund's actual Total Annual Fund Operating Expenses are expected to be less than the amount shown above because the adviser has voluntarily agreed to limit the expenses of the fund to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) at a specified level. The adviser may discontinue all or part of this waiver at any time. With this fee waiver, the fund's actual total annual operating expenses are expected to be as follows:

       Analytic Short-Term Income Fund      0.60%

       In addition, Other Expenses include amounts related to any expense offset arrangement the fund may have that would reduce its custodial fee based on the amount of cash the fund maintains with its custodian. Further, the adviser may enter into arrangements with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a portion of the fund's brokerage business. As a result of these arrangements, the fund's expenses generally may be reduced, which in turn may reduce the cost to the adviser of its voluntary expense limit.

EXAMPLE

     This example can help you to compare the cost of investing in the fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the total expenses stated above (which do not reflect any expense limitations) throughout the period of your investment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year                3 Years                5 Years             10 Years
     ---------------------------------------------------------------------------
       $342                $1,042                 $1,765              $3,676

INVESTING WITH THE FUNDS


BUYING SHARES
--------------------------------------------------------------------------------

BY MAIL

     You can open an account with a fund by sending a check or money order and your account application to the address below. You should make your check or money order payable to the "Analytic Defensive Equity Fund," "Analytic International Equity Fund" or "Analytic Short-Term Income Fund." The funds do not accept third-party checks. You can add to an existing account by sending a check and, if possible, the "Invest by Mail" stub that accompanied your statement to the funds. Be sure your check identifies clearly your name, your account number and the fund(s) name.

     REGULAR MAIL ADDRESS
     The Analytic Funds
     PO Box 219009
     Kansas City, MO 64121

     EXPRESS MAIL ADDRESS
     The Analytic Funds
     330 West 9th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire, first call 866-777-7818 for an account number and wire control number. Next, send your completed account application to the funds. Finally, wire your money using the wiring instructions set forth below. To add to an existing account by wire, call 866-777-7818 to get a wire control number and wire your money to the funds.

     WIRING INSTRUCTIONS
     United Missouri Bank
     ABA # 101000965
     The Advisors' Inner Circle Fund
     DDA Acct. # 9871063178
     Ref: fund name/account number/
     account name/wire control number

BY AUTOMATIC INVESTMENT PLAN (VIA AUTOMATED CLEARING HOUSE OR ACH)

     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the funds. To cancel or change a plan, write to the funds at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail
     Address: 330 West 9th Street, Kansas City, MO 64105). Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS

     You can open an account with a fund with a minimum initial investment of $2,500 ($500 for individual retirement accounts (IRAs) and $250 for Spousal
     IRAs). You can buy additional shares for as little as $100.

FUND CODES

     Each fund's reference information, which is listed below, will be helpful to you when you contact the funds to purchase or exchange shares, check daily net asset value per share (NAV) or get additional information.

     Fund Name                               Trading Symbol            CUSIP               Fund Code
     --------------------------------------------------------------------------------------------------
     Defensive Equity Fund                        ANDEX              00758M287               1284
     --------------------------------------------------------------------------------------------------
     International Fund                           NONE               00758M154               1285
     --------------------------------------------------------------------------------------------------
     Short-Term Income Fund                       ANSTX              00758M279               1283

REDEEMING SHARES
--------------------------------------------------------------------------------

BY MAIL

     You may contact the funds directly by mail at The Analytic Funds, PO Box 219009, Kansas City, MO 64121 (Express Mail Address: 330 West 9th Street, Kansas City, MO 64105). Send a letter to the funds signed by all registered parties on the account specifying:

     o   The fund name;

     o   The account number;

     o   The dollar amount or number of shares you wish to redeem;

     o   The account name(s); and

     o   The address to which redemption (sale) proceeds should be sent.

     All registered share owner(s) in the exact name(s) and any special capacity in which they are registered must sign the letter.

     Certain shareholders may need to include additional documents to redeem shares. Please see the Statement of Additional Information (SAI) if you need more information.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application.

     Call 866-777-7818 to redeem your shares. Based on your instructions, the funds will mail your proceeds to you or wire them to your bank.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

     If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     At no charge, you may exchange shares of one Analytic Fund for shares of any other Analytic Fund by writing to or calling the funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

     You may buy, sell or exchange shares of the funds on each day the New York Stock Exchange is open at a price equal to its NAV next computed after it receives and accepts your order. NAVs are calculated as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time). Therefore, to receive the NAV on any given day, the funds must accept your order before the close of trading on the New York Stock Exchange that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following business day.

     Since securities that are traded on foreign exchanges may trade on days when the New York Stock Exchange is closed, the value of the funds may change on days when you are unable to purchase or redeem shares.

     The funds calculate their NAVs by adding the total value of the assets, subtracting the liabilities and then dividing the result by the number of shares outstanding. The funds use current market prices to value the investments. However, the funds may value investments at fair value when market prices are not readily available or when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The funds will determine an investment's fair value according to methods established by the Board of Trustees of The Advisors' Inner Circle Fund (the "Board"). The funds value debt securities that are purchased with remaining maturities of 60 days or less at amortized cost, which approximates market value. The funds may use a Board-approved pricing service to value some of their assets.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     You may buy or sell shares of the funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV of any given day your financial intermediary must receive your order before the close of trading on the New York Stock Exchange that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the funds on time. Your financial intermediary may charge additional transaction fees for its services.

     Certain financial intermediaries have agreements with the funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

IN-KIND TRANSACTIONS

     Under certain conditions and at the funds' discretion, you may pay for shares of a fund with securities instead of cash. In addition, the funds may pay part of your redemption proceeds (in excess of $250,000) with securities instead of cash.

PAYMENT OF REDEMPTION PROCEEDS

     Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The funds will pay for all shares redeemed within seven days after they receive a redemption request in proper form.

     Ordinarily, the funds will require a signature guarantee. Signature guarantees can be obtained from a bank or member firm of a national securities exchange. A notary public cannot guarantee a signature. Signature guarantees are for the protection of shareholders. Before they grant a redemption request, the funds may require a shareholder to furnish additional legal documents to insure proper authorization.

     If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. You may avoid these delays by paying for shares with a certified check, bank check or money order.

TELEPHONE TRANSACTIONS

     The funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone reasonably believed to be genuine.

RIGHTS RESERVED BY THE FUNDS

PURCHASES

     At any time and without notice, the funds may:

     o  Stop offering shares;

     o  Reject any purchase order; or

     o Bar an investor engaged in a pattern of excessive trading from buying shares. (Excessive trading can hurt performance by disrupting management and by increasing expenses.) The funds will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved each transaction.

REDEMPTIONS

     At any time, and without notice the funds may change or eliminate any of the redemption methods described, except redemption by mail. The funds may suspend your right to redeem if:

     o  Trading on the New York Stock Exchange is restricted or halted; or

     o The Securities and Exchange Commission allows the funds to delay redemptions.

EXCHANGES

     The funds may:

     o Modify or cancel the exchange program at any time on 60 days written notice to shareholders;

     o  Reject any request for an exchange; or

     o Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

SMALL ACCOUNTS

     The funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares--Minimum Investments" for minimum investment amounts). This provision does not apply:

     o  To retirement accounts and certain other accounts; or

     o When the value of your account falls because of market fluctuations and not your redemptions.

     The funds will notify you before liquidating your account and allow you 60 days to increase the value of your account.

DISTRIBUTIONS

     Normally, the International Fund distributes its net investment income annually, the Defensive Equity Fund distributes its net investment income quarterly and the Short-Term Income Fund accrues dividends daily and pays them monthly to shareholders. In addition, the funds distribute their net capital gains at least once a year. The funds will automatically reinvest dividends and distributions in additional shares of a fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

     The following is a summary of the federal income tax consequences of investing in the funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effect of your investment in the funds.

     TAXES ON DISTRIBUTIONS At least annually, each fund will distribute substantially all of its net realized capital gains, if any. Distributions of the funds will generally be taxable to shareholders as ordinary income or capital gains. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The amount of tax you may pay on a distribution will be based on the amount of time the funds held their investments, not how long you held your shares. Dividends and distributions of short-term capital gains (capital gains relating to securities held for twelve months or less) are generally taxable at the same rate as ordinary income. Distributions of long-term capital gains (capital gains relating to securities held for more than twelve months) are generally taxable as long-term capital gains. Once a year the funds will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 866-777-7818 to find out when the funds expect to make a distribution to shareholders.

     Each sale or exchange of shares of a fund may be a taxable event. For tax purposes, an exchange of shares of one Analytic Fund for another is the same as a sale.

     A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

     More information about taxes is in the Statement of Additional Information.

     If the funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the funds received from sources in foreign countries. A fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

ADDITIONAL INFORMATION ABOUT THE FUNDS


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------

     In addition to its principal investment strategies, each fund may use the investment strategies described below. Each fund may also employ investment practices that this prospectus does not describe, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of a fund's investment practices and its risks, you should read the SAI.

FOREIGN SECURITIES

     The Defensive Equity and Short-Term Income Funds may each invest up to 20% of their total assets in foreign securities. Foreign securities are securities of companies located outside the United States, American Depositary Receipts, European Depositary Receipts, and other similar global instruments. When a fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

SHORT-TERM INVESTING

     The investments and strategies described in this prospectus are those that are used under normal circumstances. During unusual economic, market, political or other circumstances, the funds may invest up to 100% of its assets in short-term high quality debt instruments, such as U.S. government securities. These instruments would not ordinarily be consistent with the funds' principal investment strategies, and may prevent the funds from achieving their investment objective. The funds will do so only if the adviser believes that the risk of loss outweighs the opportunity for achieving the funds' investment objective. The funds with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from the policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions.

     When the adviser pursues a temporary defensive strategy, the funds may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies.

PORTFOLIO TURNOVER

     The funds may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the fund. Shareholders must pay tax on such capital gains.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Analytic Investors, Inc., a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the investment adviser to each of the funds. The adviser manages and supervises the investment of each fund's assets on a discretionary basis. The adviser, an affiliate of Old Mutual (US) Holdings Inc. ("Old Mutual") (formerly named United Asset Management Corporation), was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. The adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Old Mutual is a subsidiary of Old Mutual plc, a financial services group based in the United Kingdom. For its services, each fund pays the adviser a fee, as set forth on the this page.

     The adviser has voluntarily agreed to limit the total expenses of the funds (excluding interest, taxes, brokerage commissions and extraordinary expenses) to the amounts listed, as a percentage of average net assets, in the table below. To maintain these expense limits, the adviser may waive a portion of its management fee and/or reimburse certain expenses of the fund. The adviser intends to continue its expense limitations until further notice, but may discontinue them at any time. The table also lists the amount each predecessor fund paid the adviser during the most recent fiscal year, as a percentage of its average net assets.

                                                      Defensive                                 Short-Term
                                                       Equity                 Int'l               Income
                                                        Fund                  Fund                 Fund
     ---------------------------------------------------------------------------------------------------------
     Contractual Management Fees                        0.60%                 1.00%                0.30%
     ---------------------------------------------------------------------------------------------------------
     Expense Limits                                     0.99%                 1.30%                0.60%
     ---------------------------------------------------------------------------------------------------------
     Advisory Fees Paid for During
        Most Recent Fiscal Year                         0.44%                 0.00%                0.00%

PORTFOLIO MANAGERS

     A team of the investment professionals of the adviser are primarily responsible for the day-to-day management of each fund. For more information on the composition of the team managing the funds, please see the SAI.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

     Brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the funds or their service providers for providing a variety of services. This section briefly describes how the financial representatives may get paid.

     For providing certain services to their clients, financial representatives may be paid a fee based on the assets of the funds that are attributable to the financial representative. These services may include record keeping, transaction processing for shareholders' accounts and certain shareholder services not currently offered to shareholders that deal directly with the fund. In addition, your financial representatives may charge you other account fees for buying or redeeming shares of a fund or for servicing your account. Your financial representative should provide you with a schedule of its fees and services.

     The funds may pay all or part of the fees paid to financial representatives. Periodically, the Board reviews these arrangements to ensure that the fees paid are appropriate for the services performed. The funds do not pay these service fees on shares purchased directly. In addition, the adviser and its affiliates may, at their own expense, pay financial representatives for these services.

     The adviser and its affiliates may, at their own expense, pay financial representatives for distribution and marketing services performed with respect to the funds. The adviser may also pay its affiliated companies for distribution and marketing services performed with respect to the funds.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the financial performance of each fund for the fiscal periods indicated. Certain information contained in the table reflects the financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in each fund assuming all dividends and distributions were reinvested. The information below relates to the predecessor funds. On June 24, 2002, The Advisors' Inner Circle Fund Analytic Defensive Equity Fund acquired all of the assets of the UAM Funds, Inc. II Analytic Defensive Equity Fund, The Advisors' Inner Circle Fund Analytic International Fund acquired all of the assets of the UAM Funds, Inc. II Analytic International Fund and The Advisors' Inner Circle Fund Analytic Short-Term Income Fund acquired all of the assets of the UAM
     Funds,  Inc.  II  Analytic  Short-Term   Income  Fund  (together,   the
     "predecessor funds"). PricewaterhouseCoopers LLP, an independent public accountant, has audited the predecessor funds' information. The financial statements and the unqualified opinion of PricewaterhouseCoopers LLP are included in the annual report of the funds, which is available upon request by calling the funds at 866-777-7818.


DEFENSIVE EQUITY FUND**
--------------------------------------------------------------------------------------------------------------------

   Years Ended December 31,                         2001            2000           1999          1998         1997
--------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period           $  10.80        $  11.82       $  11.77      $  12.41     $  13.71
                                                  --------        --------       --------      --------     --------
   Income from Investment Operations:
     Net Investment Income                            0.08            0.06           0.10          0.05         0.12
     Net Realized and Unrealized Gain (Loss)         (0.30)          (0.82)          2.33          3.05         2.49
                                                  --------        --------       --------      --------     --------

       Total From Investment Operations              (0.22)          (0.76)          2.43          3.10         2.61
                                                  --------        --------       --------      --------     --------
   Distributions:
     Net Investment Income                           (0.07)          (0.07)         (0.08)        (0.05)       (0.12)
     Net Realized Gain (Loss)                        (0.05)          (0.19)         (2.13)        (3.69)       (3.79)
     In Excess of Realized Gain                         --              --          (0.17)           --           --
                                                  --------        --------       --------      --------     --------
       Total Distributions                           (0.12)          (0.26)         (2.38)        (3.74)       (3.91)
                                                  --------        --------       --------      --------     --------
   Net Asset Value, End of Period                 $  10.46        $  10.80       $  11.82      $  11.77     $  12.41
                                                  ========        ========       ========      ========     ========
   Total Return+                                     (1.98)%         (6.46)%        21.35%        28.89%       19.11%
                                                  ========        ========       ========      ========     ========
     Ratios and Supplemental Data
       Net Assets, End of Period
          (Thousands)                              $40,806         $48,244        $70,842       $56,021      $46,286
     Ratio of Expenses to Average Net Assets          0.99%           0.99%          1.04%         1.38%        1.30%
     Ratio of Net Investment Income to Average
       Net Assets                                     0.71%           0.51%          0.74%         0.40%        0.75%
     Portfolio Turnover Rate                           216%            264%           360%          299%          75%

     **The information set forth in this table for the periods prior to August
       31, 1998 is the financial data of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. Analytic Defensive Equity Fund acquired the assets and assumed the liabilities of the Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. on August 31, 1998. The net asset values at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.95328 on the date of reorganization for the Analytic Defensive Equity Fund.
     + Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period.
       Amounts designated as "--" are either $0 or have been rounded to $0.

INTERNATIONAL FUND
--------------------------------------------------------------------------------------------------------------

   Years Ended December 31,                                 2001                  2000               1999#
--------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                  $    9.78             $  11.25            $ 10.00
                                                         ---------             --------            -------
   Income from Investment Operations:
     Net Investment Income                                    0.03                 0.11               0.01
     Net Realized and Unrealized Gain (Loss)                 (2.32)               (1.40)              1.25
                                                         ---------             --------            -------

       Total From Investment Operations                      (2.29)               (1.29)              1.26
                                                         ---------             --------            -------

   Distributions:
     Net Investment Income                                   (0.05)               (0.10)               --
     Net Realized Gain                                          --                (0.04)             (0.01)
     In Excess of Net Realized Gain                             --                (0.04)               --
                                                         ---------             --------            -------
       Total Distributions                                   (0.05)               (0.18)             (0.01)
                                                         ---------             --------            -------
   Net Asset Value, End of Period                        $    7.44             $   9.78            $ 11.25
                                                         =========             ========            =======
   Total Return+                                            (23.41)%             (11.44)%            12.67%@
                                                         =========             ========            =======
     Ratios and Supplemental Data
       Net Assets, End of Period (Thousands)              $  4,599             $  6,731            $ 1,658
     Ratio of Expenses to Average Net Assets                  1.30%                1.30%              1.30%*
     Ratio of Net Investment Income to Average Net Assets     0.84%                1.11%              0.66%*
     Portfolio Turnover Rate                                   176%                  38%                 5%@

* Annualized
@ Not Annualized
# For the period from September 30, 1999 (commencement of operations) to
  December 31, 1999.
+ Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period.
Amounts designated as "--" are either $0 or have been rounded to $0.

SHORT-TERM INCOME FUND+
--------------------------------------------------------------------------------------------------------------------

   Years Ended December 31,                      2001++         2000            1999         1998          1997
--------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period        $   9.92      $   9.79        $ 10.10      $   9.97      $   9.99
                                               --------      --------        -------      --------      --------
   Income from Investment Operations:
     Net Investment Income                         0.67          0.59           0.56          0.56          0.56
     Net Realized and Unrealized Gain (Loss)       0.01++        0.13          (0.31)         0.14         (0.02)
                                               --------      --------        -------      --------      --------

       Total From Investment Operations            0.68          0.72           0.25          0.70          0.54
                                               --------      --------        -------      --------      --------
   Distributions:
     Net Investment Income                        (0.67)        (0.59)         (0.56)        (0.57)        (0.56)
                                               --------      --------        -------      --------      --------
       Total Distributions                        (0.67)        (0.59)         (0.56)        (0.57)        (0.56)
                                               --------      --------        -------      --------      --------
   Net Asset Value, End of Period              $   9.93      $   9.92        $  9.79      $  10.10      $   9.97
                                               ========      ========        =======      ========      ========
   Total Return*                                   7.02%         7.60%          2.54%         7.10%         5.54%
                                               ========      ========        =======      ========      ========
     Ratios and Supplemental Data
       Net Assets, End of Period
          (Thousands)                          $  4,595      $  3,646        $ 3,729       $ 5,259       $ 2,978
     Ratio of Expenses to Average Net Assets       0.60%         0.60%          0.69%         0.84%         0.60%
     Ratio of Net Investment Income to Average
        Net Assets                                 5.20%         6.02%          5.68%         5.43%         5.57%
     Portfolio Turnover Rate                        167%           34%            62%           25%           34%

   + The information set forth in these tables for the periods prior to July 27,
     1998 is the financial data of the predecessor Short-Term Income Fund, a series of a predecessor company, The Analytic Series Fund, Inc. Analytic Short-Term Government Fund acquired the assets and assumed the liabilities of the Short-Term Government Fund of the Analytic Series Fund, Inc., respectively, on July 27, 1998. The net asset value at the beginning of each period and the changes in net asset values including the net asset values at the end of each period through the date of reorganization have been restated to reflect the conversion ratios on the date of reorganization as follows: 1.0162 for the Analytic Short-Term Income Fund.
  ++ The amount shown for the year ended December 31, 2001 for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the fund.
  * Total return would have been lower had certain expenses not been waived and assumed by the adviser during the period.
Amounts designated as "--" are either $0 or have been rounded to $0.

================================================================================

                               INVESTMENT ADVISER
                            Analytic Investors, Inc.
                              700 South Flower St.
                                   Suite 2400
                              Los Angeles, CA 90017

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

More information about the Analytic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated June 24, 2002 includes detailed information about The Advisors' Inner Circle Fund and the Analytic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call (Toll Free) 866-777-7818

BY MAIL:  Write to us
Analytic Funds
c/o The Advisors' Inner Circle Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-06400.

ANA-PS-001-0100

================================================================================

================================================================================

                                 [LOGO OMITTED]






                            DEFENSIVE EQUITY FUND
                            INTERNATIONAL FUND
                            SHORT-TERM INCOME FUND






                                   Prospectus
                                  June 24, 2002

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE ADVISORS' INNER CIRCLE FUND
                                  JUNE 24, 2002

                               INVESTMENT ADVISER:
                            ANALYTIC INVESTORS, INC.

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and should be read in conjunction with the Trust's prospectus dated June 24, 2002. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                         ANALYTIC DEFENSIVE EQUITY FUND
                           ANALYTIC INTERNATIONAL FUND
                         ANALYTIC SHORT-TERM INCOME FUND
               (FORMERLY, THE ANALYTIC SHORT-TERM GOVERNMENT FUND)

This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. Prospectuses may be obtained by writing to the Trust or calling toll-free 866-450-3722.

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST .................................................................  S-1
GLOSSARY ..................................................................  S-2
DESCRIPTION OF PERMITTED INVESTMENTS ......................................  S-2
INVESTMENT POLICIES OF THE FUNDS .......................................... S-30
INVESTMENT ADVISORY AND OTHER SERVICES .................................... S-32
THE ADMINISTRATOR ......................................................... S-37
THE DISTRIBUTOR ........................................................... S-38
TRANSFER AGENT ............................................................ S-40
CUSTODIAN ................................................................. S-40
INDEPENDENT ACCOUNTANTS ................................................... S-40
LEGAL COUNSEL ............................................................. S-40
TRUSTEES AND OFFICERS OF THE TRUST ........................................ S-40
PERFORMANCE INFORMATION ................................................... S-45
COMPUTATION OF YIELD ...................................................... S-46
CALCULATION OF TOTAL RETURN ............................................... S-46
PURCHASING AND REDEEMING SHARES ........................................... S-48
DETERMINATION OF NET ASSET VALUE .......................................... S-48
FEDERAL TAXES ............................................................. S-49
BROKERAGE ALLOCATION AND OTHER PRACTICES .................................. S-52
DESCRIPTION OF SHARES ..................................................... S-55
SHAREHOLDER LIABILITY ..................................................... S-55
LIMITATION OF TRUSTEES' LIABILITY ......................................... S-55
CODES OF ETHICS ........................................................... S-56
5% AND 25% SHAREHOLDERS ................................................... S-56
EXPERTS ................................................................... S-59
FINANCIAL STATEMENTS ...................................................... S-59
APPENDIX .................................................................. A-1

June 24, 2002
ANA-SX-001-0100

THE TRUST

GENERAL. Each Fund is a separate series of the Trust, an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Generally, each Fund pays its
(i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

HISTORY OF THE FUNDS. The Analytic Defensive Equity Fund is a successor to the UAM Funds, Inc. II Analytic Defensive Equity Fund ("UAM Analytic Defensive Equity Fund"). The Analytic International Fund is a successor to the UAM Funds, Inc. II Analytic International Fund ("UAM Analytic International Fund"). The Analytic Short-Term Income Fund is a successor to the UAM Funds, Inc. II Analytic Short-Term Income Fund ("UAM Analytic Short-Term Income Fund"
and together with the UAM Analytic Defensive Equity Fund and the UAM Analytic International Fund, the "UAM Predecessor Portfolios"). The UAM Predecessor Portfolios were managed by Analytic Investors, Inc. ("Analytic" or the
"Adviser") using the same investment objective, strategies, policies and restrictions as those used by the successor Funds. The UAM Analytic Defensive Equity Fund, the UAM Analytic International Fund and the UAM Analytic Short-Term Income Fund's dates of inception were July 1, 1978, September 30, 1999 and July 1, 1993, respectively. Each of the UAM Predecessor Portfolios dissolved and reorganized into the Analytic Defensive Equity Fund, the Analytic International Fund and the Analytic Short-Term Income Fund, respectively, on June 24, 2002. Substantially all of the assets of each UAM Predecessor Portfolio was transferred to its successor in connection with the successor Funds' commencement of operations on June 24, 2002.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

GLOSSARY

All terms that this SAI does not otherwise define have the same meaning in the SAI as they do in the Funds' prospectus.

      o     1933 ACT means the Securities Act of 1933, as amended.

      o     1934 ACT means the Securities Exchange Act of 1934, as amended.

      o     1940 ACT means the Investment Company Act of 1940, as amended.

      o ADVISER means Analytic Investors, Inc, the investment adviser to the Funds.

      o BOARD MEMBER refers to a single member of the Trust's Board of Trustees.

      o     BOARD refers to the Trust's Board of Trustees as a group.

      o     TRUST refers to The Advisors' Inner Circle Fund.

      o     NAV is the net asset value per share of a Fund.

      o     NYSE is the New York Stock Exchange.

      o     SEC is the U.S. Securities and Exchange Commission.

      o     ADMINISTRATOR is SEI Investments Mutual Funds Services.

      o     DISTRIBUTOR is SEI Investments Distribution Co.

Capitalized terms not defined herein are defined in the Funds' prospectus.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUNDS USE?

The Fund's investment objectives and principal investment strategies are described in the prospectus(es). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. Government Securities are securities issued by the U.S. Treasury (treasury securities) and securities issued by a federal agency or a government-sponsored entity (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, and treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years, and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally does not back agency securities. Agency securities are typically supported in one of three ways:

o     By the right of the issuer to borrow from the U.S. Treasury;

o By the discretionary authority of the U.S. government to buy the obligations of the agency; or

o     By the credit of the sponsoring agency.

While U.S. Government Securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. Government Securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. Government Securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the Funds.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a

Fund's shares. To buy GNMA securities, the Funds may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Funds may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. Government Securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Funds will only invest in a security issued by a commercial bank if the bank:

      o Has total assets of at least $1 billion, or the equivalent in other currencies;

      o Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

      o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Funds may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Bond Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involve certain risks which are not typically associated with investing in domestic securities. See "FOREIGN SECURITIES."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o     INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o     PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can reduce the value of mortgage-backed securities, which may cause your share price to fall. Lower rates may motivate people to pay off mortgage-backed and asset-backed securities earlier than expected. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o     EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Funds' average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government Securities as a means of "locking in" interest rates.

o     CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as 3-month treasury bills, are considered "risk free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." If an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Funds to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Bond Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Funds may invest in securities of any rating.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Funds' prospectus, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the U.S. on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission, a federal agency. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o     PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

      o     Allowing it to expire and losing its entire premium;

      o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

      o     Closing it out in the secondary market at its current price.

o     SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Funds would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options. At the time of selling the call option, the Funds may cover the option by owning, among other things:

      o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

      o A call option on the same security or index with the same or lesser exercise price;

      o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

      o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

      o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

      o     Entering into a short position in the underlying security;

      o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

      o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

      o     Maintaining the entire exercise price in liquid securities.

o     OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o     OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Funds.

o     COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

      o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

      o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

      o     Do not require an initial margin deposit.

      o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Funds may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o     EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Funds will be committed to pay.

o     INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

o     CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

      o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

      o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

      o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

      o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

      o     have to purchase or sell the instrument underlying the contract;

      o     not be able to hedge its investments; and

      o     not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

      o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

      o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

      o the facilities of the exchange may not be adequate to handle current trading volume;

      o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

      o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

      o     actual and anticipated changes in interest rates;

      o     fiscal and monetary policies; and

      o     national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the Board.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at a Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which a Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. Government Securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because a Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with a Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser and applicable sub-adviser take such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, a Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If a Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

      o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

      o Factors affecting an entire industry, such as increases in production costs; and

      o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - A Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund's portfolio and may lead to increased expenses for a Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

TYPES OF FOREIGN SECURITIES:

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. Investors can invest in foreign securities in a number of ways:

      o They can invest directly in foreign securities denominated in a foreign currency;

      o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

      o     They can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS) - American Depositary Receipts (ADRs) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. Europeans Depositary Receipts are similar to ADRs, except that they are typically issued by European Banks or trust companies.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. Shareholders of a Fund that invests in such investment funds will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

      o The economies of foreign countries may differ from the economy of the U.S. in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

      o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

      o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

      o The internal policies of a particular foreign country may be less stable than in the U.S. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

      o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a fund's ability to invest in a particular country or make it very expensive for a Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other companies may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the U.S. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter (OTC) market located outside of the U.S. will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the U.S. Foreign stock markets tend to differ from those in the U.S. in a number of ways.

Foreign stock markets:

      o are generally more volatile than, and not as developed or efficient as, those in the U.S.;

      o     have substantially less volume;

      o trade securities that tend to be less liquid and experience rapid and erratic price movements;

      o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

      o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

      o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

      o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

      o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

      o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the U.S.

      o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

      o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

      o restrictions on transferring securities within the U.S. or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

      o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

      o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

      o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

      o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

      o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

      o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income a Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

      o     Have relatively unstable governments;

      o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

      o Offer less protection of property rights than more developed countries; and

      o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

THE EURO - Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

The introduction of the euro for participating nations in the EMU has presented unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union, may have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by a Fund. Because of the number of countries using this single currency, a significant portion of the foreign assets held by a Fund may be denominated in the euro.

INVESTMENT COMPANIES

A Fund may buy and sell shares of other investment companies. Such investment companies may pay management and other fees that are similar to the fees currently paid by a Fund. Like other shareholders, a Fund would pay its proportionate share of those fees. Consequently, shareholders of a Fund would pay not only the management fees of the Fund, but also the management fees of the investment company in which the Fund invests. A Fund may invest up to 10% of its total assets in the securities of other investment companies, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

REPURCHASE AGREEMENTS

In a repurchase agreement, an investor agrees to buy a security (underlying security) from a securities dealer or bank that is a member of the Federal Reserve System (counter-party). At the time, the counter-party agrees to repurchase the underlying security for the same price, plus interest. Repurchase agreements are generally for a relatively short period (usually not more than seven days). The Funds normally use repurchase agreements to earn income on assets that are not invested. When a Fund enters into a repurchase agreement it will:

      o Pay for the underlying securities only upon physically receiving them or upon evidence of their receipt in book-entry form; and

      o Require the counter party to add to the collateral whenever the price of the repurchase agreement rises above the value of the underlying security (I.E., it will require the borrower to "mark to the market" on a daily basis).

If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, a Fund's right to sell the security may be restricted. In addition, the value of the security might decline before a Fund can sell it and the Fund might incur expenses in enforcing its rights.

RESTRICTED SECURITIES

The Funds may purchase restricted securities that are not registered for sale to the general public. The Funds may also purchase shares that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Board, the Adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities may not be treated as illiquid securities for purposes of the Funds' investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

      o     Take advantage of an anticipated decline in prices.

      o     Protect a profit in a security it already owns.

A Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, a Fund can profit if the price of the security declines between those dates.

To borrow the security, a Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. A Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, a Fund may engage in short sales "against the box." In a short sale against the box, a Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. A Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to a Fund.

RESTRICTIONS ON SHORT SALES:

A Fund will not short sell a security if:

      o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

      o The market value of the securities of any single issuer that have been sold short by a Fund would exceed two percent (2%) of the value of a Fund's net assets.

      o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever a Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government Securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. A fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUNDS

A Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing) and other investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding voting securities of a Fund, as defined by the 1940 Act. No Fund may:

      o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

      o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and statement of additional information as they may be amended from time to time.

      o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

      o Underwrite securities of other issuers, except insofar as a Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

      o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

      o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a Fund may invest in securities of issuers that deal or invest in real estate and (3) that a Fund may purchase securities secured by real estate or interests therein.

      o Purchase or sell commodities or contracts on commodities except that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

      o Make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES

The following limitations are non-fundamental, which means a Fund may change them without shareholder approval. a Fund may:

      o Not borrow money, except that (1) a Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (3) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) a Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

            Notwithstanding the investment restrictions above, a Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of portfolio shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

      o Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

      o Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

      o     Invest in the securities of foreign issuers.

      o Purchase shares of other investment companies to the extent permitted by applicable law. A Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

            The 1940 Act currently permits a Fund to invest up to 10% of its total assets in the securities of other investment companies. However, a Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of one investment company.

      o Invest in illiquid and restricted securities to the extent permitted by applicable law.

Each Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets. A Fund may:

      o Write covered call options and may buy and sell put and call options.

      o     Enter into repurchase agreements.

      o Lend portfolio securities to registered broker-dealers or other institutional investors. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, a Fund must receive at least 100% collateral.

      o     Sell securities short and engage in short sales "against the box."

      o     Enter into swap transactions.

Further,

1. The Defensive Equity Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities without 60 days' prior notice to shareholders.

2. The International Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of companies located outside the U.S., including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other similar global equity securities without 60 days' prior notice to shareholders.

3. The Short-Term Income Fund may not change its investment strategy to invest at least 80% of its net assets in "income producing" U.S. Government Securities without 60 days' prior notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. Analytic Investors, Inc., located at 700 S. Flower Street, Suite 2400, Los Angeles, CA 90017, is the investment adviser to the Funds. The adviser was founded in 1970 as Analytic Investment Management, Inc., one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt funds for fiduciaries and other long term shareholders. It is one of the oldest investment management firms in this specialized area. In 1985 it became a wholly-owned affiliate of Old Mutual (US) Holdings, Inc. ("Old Mutual") (formerly named United Asset Management Corporation). In January 1996, Analytic Investment Management, Inc. acquired and merged with TSA Capital Management which emphasizes U.S. and global tactical asset allocation, currency management, quantitative equity and fixed income management, as well as option and yield curve strategies.

Old Mutual US is a holding company incorporated in Delaware in December 1980 (under the name United Asset Management Corporation) for the purpose of acquiring and owning firms engaged primarily in institutional investment management. In 2000, Old Mutual plc, a financial services group based in the United Kingdom, purchased all of the shares of United Asset Management Corporation. Subsequently, the name of United Asset Management Corporation was changed to Old Mutual (US) Holdings Inc. Since its first acquisition in August 1983, Old Mutual US acquired or organized more than 50 affiliated firms. The affiliated firms provide investment management to private accounts, mutual funds and other institutional and sophisticated investors. Investment strategies employed and securities selected by affiliated firms are separately chosen by each of them. Several affiliated firms also act as investment advisers to separate series or Funds of the Trust.

The Adviser utilizes state of the art quantitative investment management techniques in seeking to deliver superior investment performance. The Adviser believes that the use of such techniques allow it to fulfill its clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions which often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years.

DEFENSIVE EQUITY FUND

The Fund is a stock portfolio that combines a quantitative approach to stock selection with a unique hedging style. As the name suggests, the goal of the portfolio is to allow shareholders to enjoy substantial protection against a declining stock market while still allowing for the shareholder to participate to a large degree in a rising stock market. The core strategy of the portfolio is based on a belief that there are five primary elements that drive an individual stock's performance: 1) relative valuation, 2) growth potential,

3) historical return momentum, 4) liquidity and 5) risk. The valuation process examines dozens of financial measures within these five elements. The Adviser accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, the Adviser has developed a unique weighting process for each of these financial measures which allows its approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The stock selection process commences by developing rankings for all the companies in the Equity Universe based on the combined attractiveness of the five elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the Equity Universe. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the Equity Universe. Once established, this portfolio is strategically hedged to reduce the risk to the overall portfolio when individual stocks become excessively volatile. In the process, the Adviser's quantitative approach greatly reduces the exposures to firm size, market style, and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral.

INTERNATIONAL FUND

The Adviser believes the characteristics that drive stock prices can be systematically identified and measured. There are several basic elements used to determine a stock's attractiveness, including relative valuation, growth potential, historical return momentum, liquidity, and risk. The valuation process examines dozens of financial measures within these five elements. The Adviser accepts, however, that the predictive power of each of these financial measures has changed over time and will continue to change into the future. As a result, the Adviser has developed a unique weighting process for each of these financial measures, which allows its approach to adapt to constantly changing market conditions. The adaptive approach increases the weight of those variables that have contributed most heavily to recent performance and decreases the weight to those measures that have lost their predictive capacity. The International Equity process commences by developing rankings for all the companies in the International Equity Universe based on the combined attractiveness of the basic elements. This requires extensive analysis and necessitates the assistance of a computer model to simultaneously evaluate all the data for each stock. Once the stocks are ranked, a highly diversified portfolio is constructed by selecting that combination of stocks which represents the best potential return while maintaining a risk profile that is similar to the International Equity Universe. In the process, the Adviser's quantitative approach greatly reduces the portfolio's exposure, relative to the International Equity Universe, to firm size, market style, country risk and economic sector biases. This is referred to as being size neutral, style neutral and sector neutral. The portfolio is monitored daily, and re-balanced periodically to ensure optimum performance. Individual security positions are limited to a maximum of a 3% active position relative to their respective weights in the International Equity Universe. The Fund seeks to be fully invested at all times.

SHORT-TERM INCOME FUND (FORMERLY THE SHORT-TERM GOVERNMENT FUND)

The Short-Term Income Fund is a fixed income fund that invests primarily in high-grade debt instruments of short maturities, three years or less. While the Fund invests more than half its assets in US Treasury and Agency securities, the portfolio management team enhances performances through three sources of value:
(1) selected use of short-term corporate securities; (2) a sophisticated approach to finding and exploiting yield curve arbitrage opportunities; and (3) tactical investments in short-term interest rate differentials between major global economies.

PORTFOLIO MANAGEMENT

A team of investment professionals is primarily responsible for the day-to-day management of the Fund. Listed in the following table are the investment professionals that comprise that team and a brief description of their business experience.

     NAME                    EXPERIENCE          TITLE
     ----                    ----------          -----
     Harindra de Silva       4/98 to present     Analytic Investors, Inc., President
                             4/98 to present     Analytic/TSA Investors, Inc., President
                             10/96 to 4/98       Analytic Investors, Inc., Managing Director
                             5/95 to 10/96       Analytic Investors, Inc., Director of Research
                             10/97 to 4/98       Analytic/TSA Investors, Inc., Managing Director
                             1/99 to present     Analytic US Market Neutral, Ltd., Director
                             4/97 to 4/98        Analytic Optioned Equity Fund, President
                             4/86 to 3/98        Analysis Group (Economic Management Consultant),
                             5/93 to 3/98            Principal
                                                 AG Risk Management (Investment Management
                                                 Consultant), President
                                                 Analytic Series Fund,  President
                                                 Ph.D. in Finance from the University of California, Irvine
                                                 MBA in Finance and an MS in Economic Forecasting from
                                                     the University of Rochester
                                                 BS in Mechanical Engineering from the University of
                                                     Manchester Institute of Science and Technology
                                                 Chartered Financial Analyst
                                                 Member of Association for Investment Management and Research
                                                 Member of the American Finance Association
                                                 Member of the International Association of Financial Analysts
     ------------------------------------------------------------------------------------------------------------
     Dennis M. Bein          8/95 to present     Analytic Investors, Inc., Portfolio Manager
                             8/95 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                             1990 to 1998        Analysis Group, Inc. (Economic Management Consultant),
                                                     Senior Associate
                                                 MBA from the Anderson Graduate School of Management
                                                     at the University of California, Riverside
                                                 Undergraduate studies in Business Administration from
                                                     the Anderson Graduate School of Management at the
                                                     University of California, Riverside
                                                 Chartered Financial Analyst
                                                 Member of Association for Investment Management and Research
                                                 Member of the Institute of Chartered Financial Analysts
                                                 Member of the Los Angeles Society of Financial Analysts
     ------------------------------------------------------------------------------------------------------------

     Greg McMurran           1/98 to present     Analytic Investors, Inc., Chief Investment Officer
                             2/96 to 1/98        Analytic Investors, Inc., Director and Portfolio Manager
                             10/97 to present    Analytic/TSA Investors, Inc., Chief Investment Officer
                             10/76 to 2/96       Analytic Investment Management, Senior Vice President
                                                     and Senior Portfolio Manager
                                                 MA in Economics at California State University, Fullerton
                                                 BS in Economics from the University of California, Irvine
     ------------------------------------------------------------------------------------------------------------
     Scott Barker            8/95 to present     Analytic Investors, Inc., Portfolio Manager
                             8/95 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                             1993 to 1998        Analysis Group, Inc. (Economic Management Consultant),
                                                     Research Analyst
                                                 BA in Physics from Pomona College
                                                 Chartered Financial Analyst
                                                 Member of Association for Investment Management and Research
                                                 Member of the Los Angeles Society of Financial Analysts
     ------------------------------------------------------------------------------------------------------------
     Robert Murdock, Ph.D.   11/97 to present    Analytic Investors, Inc., Portfolio Manager
                             11/97 to present    Analytic/TSA Investors, Inc., Portfolio Manager
                             9/91 to 7/97        Anderson Graduate School of Management at the
                                                     University of California, Los Angeles, Researcher.
                             9/89 to 8/91        Institute for Policy Reform, Manager
                                                 Ph.D in management, Anderson Graduate School of
                                                     Management at the University of California, Los Angeles
                                                 MA in Economics  from the University of Pennsylvania
                                                 MBA, Amos Tuck School of Business
                                                 BS in Economics  and Math from University of Wyoming
                                                 Chartered Financial Analyst
                                                 Member of Association for Investment Management and Research
                                                 Member of the Los Angeles Society of
                                                    Financial Analysts
     ------------------------------------------------------------------------------------------------------------
     Douglas Savarese        8/96 to present     Analytic Investors, Inc., Portfolio Manager
                             8/96 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                             11/97 to 10/98      Analysis Group (Economic Management Consultant),
                                                     Senior Associate
                                                 BA in Mathematics and BS in Business Studies from the
                                                     Richard Stockton College
                                                 Member of Association for Investment Management and Research
                                                 Member of the Los Angeles Society of
                                                    Financial Analysts
     ------------------------------------------------------------------------------------------------------------

     Steven Sapra            9/99 to present     Analytic Investors, Inc., Portfolio Manager
                             9/99 to present     Analytic/TSA Investors, Inc., Portfolio Manager
                             7/97 to 8/99        BARRA, Inc., Consultant
                                                 MA in Economics, University of Southern California
                                                 BS in Economics, California State Polytechnic University, Ponoma
                                                 Member of Association for Investment Management and Research
                                                 Member of the Los Angeles Society of
                                                    Financial Analysts

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services, the Defensive Equity Fund and Short-Term Income Fund pay the Advisor a fee calculated at an annual rate of 0.60% and 0.30% of their average net assets, respectively. The International Fund pay the Advisor a fee calculated at an annual rate of 1.00% for the first $100 million in average daily net assets and 0.80% thereafter. Due to the effect of fee waivers by the Adviser, the actual percentage of average net assets that a Fund pays in any given year may be different from the rate set forth in its contract with the Adviser. For the last three fiscal years, the Funds paid the following in management fees to the predecessor Adviser:

------------------------------------------------------------------------------------
     FUND                        FEES PAID*                    FEES WAIVED*(1)
------------------------------------------------------------------------------------
                         1999       2000       2001       1999      2000       2001
------------------------------------------------------------------------------------
Defensive Equity+      $302,138   $249,371   $192,755   $94,228   $103,000   $68,167
------------------------------------------------------------------------------------
International             $0         $0         $0      $ 3,652   $ 67,968   $56,301
------------------------------------------------------------------------------------
Short-Term Income **      $0         $0         $0      $13,250   $ 11,038   $11,902
------------------------------------------------------------------------------------

* For periods prior to June 24, 2002, figures relate to the UAM Predecessor Portfolios.

(1) For the fiscal year ended December 31, 2001, the Adviser additionally reimbursed fees of $107,023 and $101,032 for the International and Short-Term Income Funds, respectively, pursuant to the terms of its waiver agreement with the Funds.

+ From August 31, 1998 to April 5, 1999, Pilgrim Baxter was the investment adviser to the portfolio and Analytic Investors, Inc. was the Fund's sub-adviser. During that period, any fees paid to Analytic Investors, Inc. were paid from Pilgrim Baxter advisory fees. Before August 31, 1998 Analytic Investors, Inc. was the investment adviser to the Fund.

** From July 27, 1998 to April 5, 1999, Pilgrim Baxter was the investment adviser and Analytic Investors, Inc. was the Fund's sub-adviser. During that period, any fees paid to Analytic Investors, Inc. were paid from Pilgrim Baxter advisory fees. Before August 27, 1998 Analytic Investors, Inc. was the investment adviser to the Fund.

THE ADMINISTRATOR

GENERAL. SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for each Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in assets, 0.10% for the next $250 million in assets, 0.08% for the next $250 million in assets and 0.04% for all assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Funds as a percentage of average daily net assets. Due to these minimums, the annual administration fee each Fund pays will exceed the above percentages at low asset levels. For the fiscal years ended October 31, 1999, 2000 and 2001, the Funds paid the following administration fees:

--------------------------------------------------------------------------------
       FUND                                       ADMINISTRATION FEE*
--------------------------------------------------------------------------------
                                          1999            2000            2001
--------------------------------------------------------------------------------
Defensive Equity+                       $186,052        $186,244        $102,277
--------------------------------------------------------------------------------
International                           $ 19,672        $ 86,022        $ 65,033
--------------------------------------------------------------------------------
Short-Term Income**                     $ 62,048        $ 77,709        $ 62,614
--------------------------------------------------------------------------------

For the period from January 1, 2001 through March 31, 2001 and for the fiscal years ended December 31, 2000 and 1999, the Defensive Equity Fund paid UAM Fund Services, Inc. administration fees of $31,519, $186,244 and $186,052, respectively.

For the period from January 1, 2001 through March 31, 2001 and for the fiscal years ended December 31, 2000 and 1999, the International Fund paid UAM Fund Services, Inc. administration fees of $20,335, $86,022 and $19,672, respectively.

For the period from January 1, 2001 through March 31, 2001 and for the fiscal years ended December 31, 2000 and 1999, the Short-Term Income Fund paid UAM Fund Services, Inc. administration fees of $19,358, $77,709 and $62,048, respectively.

+ From August 31, 1998, to April 5, 1999, PBHG Fund Services, Inc. was the administrator to the Fund.

* UAM Fund Services, Inc. ("UAMFSI") served as the administrator to the UAM Predecessor Portfolios until April 1, 2001, at which time SEI Investments Mutual Funds Services became administrator. The Administrator served as sub-administrator to the UAM Predecessor Portfolios. Prior to 2000, UAMFSI's Administration Fee included amounts paid to the UAM Predecessor Portfolios' transfer agent and shareholder servicing fees.

** From July 27, 1998 to April 5, 1999, PBHG Fund Services, Inc. was the administrator to the Fund.

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that

Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRANSFER AGENT

DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

CUSTODIAN

Union Bank of California, 475 Sansome Street 15th Floor, San Francisco, California 94111 (the "Custodian") acts as custodian for the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT ACCOUNTANTS

The Board will be approving independent auditors for the funds at its August 12, 2002 Board meeting.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each of the Trust's additional 39 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* (since
1991) -- Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JOHN T. COONEY (DOB 01/20/27)-- Trustee (since 1993)-- Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

WILLIAM M. DORAN (DOB 05/26/40) -- Trustee* (since 1992) -- 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROBERT A. PATTERSON (DOB 11/05/27)-- Trustee (Since 1993)-- Pennsylvania State University, Senior Vice President, Treasurer (Emeritus); Financial and Investment Consultant, Professor of Transportation since 1984; Vice President-Investments, Treasurer, Senior Vice President (Emeritus), 1982-1984. Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

EUGENE B. PETERS (DOB 06/03/29) -- Trustee (Since 1993)-- Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company), 1980-1986. President of Gene Peters and Associates (import company), 1978-1980. President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, and The Expedition Funds.

JAMES M. STOREY (DOB 04/12/31) -- Trustee (Since 1994) -- Partner, Dechert Price & Rhoads, September 1987 - December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-- Trustee (Since 1999)-- Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The MDL Funds, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

      o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met three times in the most recently completed Trust fiscal year.

      o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Cooney, Patterson, Peters, Storey and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet in during the most recently completed Trust fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before approving the Advisory Agreement, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received or discussed at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
   NAME         DOLLAR RANGE OF FUND SHARES     AGGREGATE DOLLAR RANGE OF SHARES
                         (FUND)*                          (ALL FUNDS)*
--------------------------------------------------------------------------------

             None (Analytic Defensive Equity)                 None
Nesher        None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Cooney        None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Doran         None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Patterson     None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Peters        None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Storey        None (Analytic International)
            None (Analytic Short-Term Income)

--------------------------------------------------------------------------------
             None (Analytic Defensive Equity)                 None
Sullivan      None (Analytic International)
            None (Analytic Short-Term Income)
--------------------------------------------------------------------------------

*     Valuation date is December 31, 2001.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

-------------------------------------------------------------------------------------------
                                  Pension or
                 Aggregate    Retirement Benefits      Estimated         Total Compensation
  Name         Compensation    Accrued as Part of   Annual Benefits      from the Trust and
                                 Fund Expenses      Upon Retirement         Fund Complex*
-------------------------------------------------------------------------------------------
Nesher            $    0              N/A                 N/A                  $    0
-------------------------------------------------------------------------------------------
Cooney            $9,867              N/A                 N/A                  $9,867
-------------------------------------------------------------------------------------------
Doran             $    0              N/A                 N/A                  $    0
-------------------------------------------------------------------------------------------
Patterson         $9,867              N/A                 N/A                  $9,867
-------------------------------------------------------------------------------------------
Peters            $9,867              N/A                 N/A                  $9,867
-------------------------------------------------------------------------------------------
Storey            $9,867              N/A                 N/A                  $9,867
-------------------------------------------------------------------------------------------
Sullivan          $9,867              N/A                 N/A                  $9,867
-------------------------------------------------------------------------------------------

*     The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., The Expedition Funds, First Focus Funds, Inc., Friends Ivory Funds, HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust, distributed by SEI Investments Distribution Co.

JAMES R. FOGGO (DOB 06/30/64)-- President (since 2000)-- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

TIMOTHY D. BARTO (DOB 03/28/68)-- Vice President and Assistant Secretary (since
2000)-- Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate, at Richter, Miller & Finn, 1994-1997.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary (since 1995) -- Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (DOB 06/05/64) -- Vice President and Assistant Secretary (since
1998) -- Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

CHRISTINE M. MCCULLOUGH (DOB 12/02/60) -- Vice President and Assistant Secretary (since 2000) -- Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

SHERRY K. VETTERLEIN (DOB 06/22/62)-- Vice President and Assistant Secretary (since 2001)-- Vice President and Assistant Secretary of the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation 1992-2000.

WILLIAM E. ZITELLI, JR. (DOB 6/14/68)-- Vice President and Secretary (since
2000)-- Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group (1998 - 2000). Associate at Pepper Hamilton LLP (1997 - 1998). Associate at Reboul, MacMurray, Hewitt, Maynard & Kristol (1994 - 1997).

JENNIFER SPRATLEY (DOB 02/13/69) -- Controller and Chief Financial Officer (since 2001) -- Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991-1999.

JOHN C. MUNCH (DOB 05/07/71) - Vice President and Assistant Secretary (since
2002) - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001. Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998-2001. Associate at Seward & Kissel, 1996-1998.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)(6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 2001, the Analytic Defensive Equity Fund's yield was 0.61% and the Analytic Short-Term Income Fund's yield was 2.29%.

CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemptions) for each of the Funds was as follows for the one-year, five-year, ten-year and since inception periods ended December 31, 2001.

------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURN*
                                                  ----------------------------------------------------
                                                                                SHORTER OF 10 YEARS OR
FUND (INCEPTION DATE)                             ONE YEAR       FIVE YEAR          SINCE INCEPTION
------------------------------------------------------------------------------------------------------
ANALYTIC DEFENSIVE EQUITY FUND (07/01/78)
------------------------------------------------------------------------------------------------------
BEFORE TAXES                                       (1.98)%         11.30%               10.80%
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS                       (2.35)%          6.80%                7.22%
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS AND                   (1.13)%          7.68%                7.44%
REDEMPTIONS
------------------------------------------------------------------------------------------------------

ANALYTIC INTERNATIONAL FUND (09/30/99)
------------------------------------------------------------------------------------------------------
BEFORE TAXES                                      (23.41)%           N/A               (11.27)%
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS                      (23.44)%           N/A               (11.53%)
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS AND                  (14.10)%           N/A                (8.90)%
REDEMPTIONS
------------------------------------------------------------------------------------------------------

ANALYTIC SHORT-TERM INCOME FUND (07/01/93)
------------------------------------------------------------------------------------------------------
BEFORE TAXES                                        7.02%           5.95%                5.59%
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS                        4.27%           3.51%                3.20%
------------------------------------------------------------------------------------------------------
AFTER TAXES ON DISTRIBUTIONS AND                    4.23%           3.53%                3.26%
REDEMPTIONS
------------------------------------------------------------------------------------------------------

* For the periods prior to June 24, 2002, figures relate to the UAM Predecessor Portfolios.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (NYSE) is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

FEDERAL TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisers with specific reference to their own tax situation, including their state, local and foreign tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code, and to distribute out its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gains over long-term capital losses)

("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the end of each fiscal quarter of a Fund's taxable year, at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of a Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government Securities or securities of other RICs) of any one issuer or two or more issuers that a Fund controls and which are engaged in the same, or similar, or related trades or businesses. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. If a Fund were to fail to so qualify: (1) it would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. The Board reserves the right not to maintain qualification of a fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

In addition, to avoid a 4% nondeductible federal excise tax, the Internal Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income (the excess of short-and long-term capital gain over short- and long-term capital loss) earned during the 12-month period ending December 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to make sufficient distributions to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to completely eliminate such tax.

A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Each Fund receives income generally in the form of dividends and interest on investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

A Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, it may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. It is not anticipated that any of the Funds will be eligible to make this election.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to the Funds that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government Securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of

Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund. For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------------------------------------------------------------
                          AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID*
      FUND                ------------------------------------------------------
                                    1999             2000             2001
--------------------------------------------------------------------------------
Defensive Equity                $282,632         $219,526         $185,217
--------------------------------------------------------------------------------
International                   $  1,281         $ 20,099         $ 18,910
--------------------------------------------------------------------------------
Short-Term Income               $  5,010         $  1,540         $  2,322
--------------------------------------------------------------------------------

* For the periods prior to June 24, 2002, figures relate to the UAM Predecessor Portfolios.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

----------------------------------------------------------------------------------
                                                       TOTAL DOLLAR AMOUNT OF
                        TOTAL DOLLAR AMOUNT OF    TRANSACTIONS INVOLVING BROKERAGE
      FUND            BROKERAGE COMMISSIONS FOR       COMMISSIONS FOR RESEARCH
                          RESEARCH SERVICES*                 SERVICES*
----------------------------------------------------------------------------------
Defensive Equity                $0                               $0
----------------------------------------------------------------------------------
International                   $0                               $0
----------------------------------------------------------------------------------
Short-Term Income               $0                               $0
----------------------------------------------------------------------------------

* For periods prior to June 24, 2002, figures relate to the UAM Predecessor Portfolios.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 1999, 2000 and 2001, the Funds paid no brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of December 31, 2001, the Funds did not hold any securities of regular brokers or dealers.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Funds may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal years ended December 31, 2000 and 2001, the portfolio turnover rate for each of the Funds was as follows:

--------------------------------------------------------------------------------
                                                         PORTFOLIO TURNOVER RATE
      FUND                                               -----------------------
                                                         2000               2001
--------------------------------------------------------------------------------
Defensive Equity                                         264%               216%
--------------------------------------------------------------------------------
International                                             38%               176%
--------------------------------------------------------------------------------
Short-Term Income                                         34%               167%
--------------------------------------------------------------------------------

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

5% AND 25% SHAREHOLDERS

As of February 1, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of the shares of the Predecessor Funds. Persons who owned of record or beneficially more than 25% of the Predecessor Fund's outstanding shares may be deemed to control the Predecessor Fund within the meaning of the Act.

ANALYTIC DEFENSIVE EQUITY FUND

SHAREHOLDER                                                                   %
-----------                                                                  ---

Charles Schwab & Co., Inc.                                                 13.04
Special Custody Account
For Benefit of Customers
101 Montgomery Street
San Francisco 94104-4122

National Financial Services Corp.                                           7.51
FBO Exclusive Benefit of Our Customers
Attn: Mutual Funds
200 Liberty Street
New York, NY 10281

Analytic TSA Global Asset Mgt. Inc.                                         6.04
Inv Mgr Prison Law Office
Attn: Joy Yap
700 S Flower St., Ste. 2400
Los Angeles, CA 90017-421

ANALYTIC INTERNATIONAL FUND

SHAREHOLDER                                                                   %
-----------                                                                  ---

IMS & Co.                                                                  49.42
For the Exclusive Benefit of Cust
P.O. Box 3865
Englewood, CO 80155-3865

Analytic TSA Global Asset Mgt. Inc.                                        27.30
Inv Mgr Prison Law Office
Attn: Joy Yap
700 S Flower St., Ste. 2400
Los Angeles, CA 90017-4211

Charles Schwab & Co., Inc.                                                 14.57
Special Custody Account
For Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122

Linda Gibson & Amit Nanavati Tr                                             5.36
UAM 401k Plan - Analytic Investors
c/o Horizon Benefits, Inc.
Attn: Trea Floyd
5925 Carnegie Blvd. Suite 104
Charlotte, NC 28209-4656

ANALYTIC SHORT-TERM INCOME FUND

SHAREHOLDER                                                                   %
-----------                                                                  ---
Analytic TSA Global Asset Management Inc.                                  33.53
FBO Mountain Grove Cemetery Assn
700 S. Flower St., Ste. 2400
Los Angeles, CA 90017-4211

Charles Schwab & Co., Inc.                                                 21.22
Special Custody Account
For Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122

UAM Trust Co. Cust                                                         10.52
IRA R/O Greg McMurran
2116 Westwood Ave
Santa Ana, CA 92706-1924

Lewis Gale Clinic Inc.                                                      6.99
c/o Mr. Gil Coblentz
1802 Braeburn Dr.
Salem, VA 24153-7399

The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers. Any shareholder listed above as owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Shareholders controlling a Portfolio could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of the Portfolio.

EXPERTS

The financial statements incorporated by reference in the prospectus have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended December 31, 2001, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2001 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information. Shareholders may get copies of the UAM Predecessor Portfolios' Annual Reports free of charge by calling the Predecessor Trust at 1-877-826-5465.

                                    APPENDIX

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

PREFERRED STOCK RATINGS

      aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

      a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

      baa An issue that which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

      ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

      b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

      caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

      ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

      c This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

      plus (+) or minus (-): Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DEBT RATINGS - TAXABLE DEBT & DEPOSITS GLOBALLY

      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  This rating applies only to U.S. Tax-Exempt Municipals Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT & DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o     Leading market positions in well-established industries.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligation. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICES

LONG-TERM ISSUE CREDIT RATINGS

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.    Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

      AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposures to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligations.

      CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

      C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to non-payment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends or sinking portfolio payments, but that is currently paying.

      D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligation linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

      N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

      Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      SHORT-TERM ISSUE CREDIT RATINGS

      A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

      D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors' believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS

Country risks considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identity those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

INTERNATIONAL LONG-TERM CREDIT RATINGS

      Investment Grade

      AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      Speculative Grade

      BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC,CC,C          High default risk. Default is a real possibility.
                        Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

      DDD,DD,D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "D" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

                        Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

      INTERNATIONAL SHORT-TERM CREDIT RATINGS

      F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non- investment grade.

      B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D           Default. Denotes actual or imminent payment default.

NOTES

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1."

"NR" indicates that Fitch Inc. does not rate the issuer or issue in question.

"Withdrawn:" A rating is withdrawn when Fitch Inc. deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

                            PART C: OTHER INFORMATION
                         POST EFFECTIVE AMENDMENT NO. 51

Item 23.          Exhibits:

(a)(1) Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(a)(2) Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

(a)(3) Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(b)(1) Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

(b)(2) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(2) of Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.

(c)               Not Applicable.

(d)(1) Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

(d)(2) Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

(d)(3) Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-

                  1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(d)(4) Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

(d)(5) Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(6) Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(7) Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(d)(8) Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.

(d)(9) Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(d)(10) Investment Advisory Agreement between Registrant and Sterling Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 12, 2001.

(d)(11) Investment Advisory Agreement between the Registrant and GLB Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-

                  1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

(d)(12) Investment Advisory Agreement between Registrant and Toews Corporation with respect to the Toews S&P 500 Hedged Index Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.

(d)(13) Investment Advisory Agreement between Registrant and Prospect Asset Management with respect to The Japan Smaller Companies Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.

(d)(14) Investment Advisory Agreement dated August 13, 2001 between Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.

(d)(15) Investment Sub-Advisory Agreement dated August 13, 2001 between Registrant, Synovus Funds Investment Advisors and Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on November 5, 2001.

(d)(16) Investment Advisory Agreement between Registrant and Cooke & Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 16, 2001.


(d)(17) Form Of Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(18) Form Of Investment Advisory Agreement between Registrant and Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(19) Form Of Investment Advisory Agreement between Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(20) Form Of Investment Advisory Agreement between Registrant and Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of

                  Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(21) Form Of Investment Advisory Agreement between Registrant and Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(22) Form Of Investment Advisory Agreement between Registrant and Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(23) Form Of Investment Advisory Agreement between Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(24) Form Of Investment Advisory Agreement between Registrant and C.S. McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(25) Form Of Investment Advisory Agreement between Registrant and Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(26) Form Of Investment Advisory Agreement between Registrant and Sirach Capital Management, Inc. incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(d)(27) Form Of Investment Advisory Agreement between Registrant and Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.


(e)(1) Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

(e)(2) Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(f)               Not Applicable.

(g)(1) Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

(g)(2) Amended Custodian Agreement between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit
                  (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.


(g)(3) Custodian Agreement between the Registrant and Union Bank of California is filed herewith.

(g)(4) Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is filed herewith.


(h)(1) Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

(h)(2) Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

(h)(3) Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of

                  Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

(h)(4) Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(5) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

(h)(6) Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(7) Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(8) Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(9) Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10) Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(11) Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

(h)(12) Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(13) Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

(h)(14) Amended Schedule dated March 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to LSV Value Equity Fund, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(15) Amended Schedule dated August 15, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value Fund and HGK Mid Cap Value Fund, between Registrant and SEI Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(16) Administration Agreement dated August 20, 1999 between Registrant, LSV Asset Management and Fidelity Brokerage Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective Amendment No.39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(17) Amended Schedule dated December 1, 1999 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994, relating CRA Realty Shares Portfolio, between Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(18) Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

(h)(19) Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI Investments Mutual Funds Services relating to the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(20) Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(h)(22) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(h)(23) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Sterling Partners' Balanced Portfolio and Sterling Partners' Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(h)(24) Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100 Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(h)(25) LSV Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(h)(26) HGK Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(h)(27) Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

(h)(28) Toews Corporation Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(h)(29) Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(h)(30) Prospect Asset Management Contractual Fee Waiver Agreement is incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.


(h)(31) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Sirach Portfolios is filed herewith.

(h)(32) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post- Effective Amendment No.50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.


(h)(33) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the ICM Small Company Portfolio is filed herewith.

(h)(34) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post- Effective Amendment No.50 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(h)(35) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Cambiar Opportunity Portfolio is filed herewith.

(h)(36) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No.50 to the Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(h)(37) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the FMA Small Company Portfolio is filed herewith.

(h)(38) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Rice, Hall, James Portfolios is filed herewith.

(h)(39) Form of Schedule to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Independence Small Cap Portfolio is incorporated herein by reference to exhibit (h)(39) of Post-Effective Amendment No.50 to the Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(h)(40) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Acadian Emerging Markets Portfolio is filed herewith.

(h)(41) Schedule, dated February 20, 2002, to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the McKee International Equity Portfolio is filed herewith.

(h)(42) Schedule, to the Transfer Agency Agreement between the Registrant and DST Systems, Inc. pertaining to the Sirach Growth, Sirach Equity, Sirach Special Equity, Sirach Bond, Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice, Hall James Small/Mid Cap, McKee International Equity, TS&W Equity, TS&W Fixed Income, TS&W International Equity, Analytic Defensive Equity, Analytic International, Analytic Short-Term Income, FMA Small Company, ICM Small Company, Cambiar Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is filed herewith.

(i)               Opinion and Consent of Counsel is filed herewith.

(j)               Consent of Independent Public Accountants
                  (PricewaterhouseCoopers, LLP) is filed herewith.


(k)               Not Applicable.

(l)               Not Applicable.

(m)(1) Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(m)(2) Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(n)               Not Applicable.

(o)(1) Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.


(o)(2) Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.


(p)(1) Revised SEI Investments Company Code of Ethics and Insider Trading Policy is incorporated herein by reference to exhibit
                  (p)(1) of the Registrant's Post-Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

(p)(2) The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

(p)(3) AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(4) Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(5) First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(6) HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(7) LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

(p)(8) MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

(p)(9) Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(p)(10) Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

(p)(11) Prospect Asset Management Code of Ethics is incorporated herein by reference to exhibit (p)(11) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

(p)(12) Synovus Funds Investment Advisors Code of Ethics is incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(p)(13) Steinberg Priest Capital Management Co., Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.

(p)(14) Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2002.


(p)(15) Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(16) Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(17) Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(18) Chicago Asset Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(19) Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(20) Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(21) Investment Counselors of Maryland, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(22) C.S. McKee, LLP Code of Ethics is incorporated herein by reference to exhibit (p)(22) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(23) Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(24) Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.

(p)(25) Thompson, Siegel & Walmsley, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on April 3, 2002.


(q)(1) Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

(q)(2) Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit
(a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser:

      Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.

HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

--------------------------------------------------------------------------------
Name and Position with          Name of Other Company      Connection with Other
Investment Adviser                                         Company
--------------------------------------------------------------------------------
Jeffrey Theodore Harris,
Managing Director (Fixed                 --                          --
Income)
--------------------------------------------------------------------------------
Joseph Edward Kutzel,
Managing Director                        --                          --
(Marketing)
--------------------------------------------------------------------------------
Michael Pendergast,
Managing Director, Senior                --                          --
Equity Manager
--------------------------------------------------------------------------------
Gregory Walter Lobo,
Managing Director, Senior                --                          --
Fixed Income Manager
--------------------------------------------------------------------------------
Arthur Ettore Coia, II,
Managing Director, Mid Cap
Equity Manager
--------------------------------------------------------------------------------

AIG CAPITAL MANAGEMENT CORP.

AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

------------------------------------------------------------------------------------------------------
Name and Position with            Name of Other Company                  Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------------
William Naughton Dooley,          American International Group,          Senior Vice President of
Director                          Inc.                                   Financial Services
                                  AIG Global Investment Corp             Director
                                  (Europe) Ltd.
                                                                         Various Positions with AIG
                                                                         subsidiaries and affiliates
------------------------------------------------------------------------------------------------------
Ronald Alan Latz, Director        American International Group, Inc.     Chief Financial Officer of
                                                                         Financial Services Division

                                                                         Various Positions with AIG
                                                                         subsidiaries and affiliates
------------------------------------------------------------------------------------------------------
Carol A. McFate, Director         American International Group,          Treasurer & Vice President
                                  Inc.
                                                                         Various Positions with AIG
                                                                         subsidiaries and affiliates
------------------------------------------------------------------------------------------------------
Win Jay Neuger, Director and      AIG Global Investment Corp.            Director, Chairman, CEO,
Chairman, CIO                                                            CIO
                                  AIG Asset Management, Ltd.             Director
                                  AIG Global Investment                  Director
                                  Group, Inc.
                                  AIG International Group, Inc.          Senior Vice President, Chief
                                                                         Investment Officer
                                  AIG Investment Corp,                   Director
                                  (Europe), Ltd.
                                                                         Various Positions with AIG
                                                                         subsidiaries and affiliates
------------------------------------------------------------------------------------------------------
Helen Stefanis, Director,         AIG Structured Products, Inc.          Vice President
President                         AIGTI, Inc.                            Vice President
                                  AIG Equity Sales Corp.                 Director
------------------------------------------------------------------------------------------------------
Richard S. Biegen,                AIG Global Investment Group, Inc.      Vice President
Compliance Officer
------------------------------------------------------------------------------------------------------
Neil Friedman,                    AIG Funding, Inc.                      Vice President
Vice President, Comptroller       AIGTI, Inc.                            Vice President
                                  AIG Capital Partners, Inc.             Vice President
                                  AIG Brandes, LLC                       Assistant Treasurer
------------------------------------------------------------------------------------------------------
George Coheleach, Vice            AIG Funding, Inc.                      Vice President
President, Senior Portfolio       AIGTI, Inc.                            Vice President
Manager
------------------------------------------------------------------------------------------------------
Edward Jay Lieber, Vice           AIG Funding, Inc.                      Vice President
President, Portfolio Manager      AIGTI, Inc.                            Vice President
------------------------------------------------------------------------------------------------------
Matthew Cabezas-Buhse,            AIG Funding, Inc.                      Assistant Portfolio Manager
Assistant Portfolio Manager
------------------------------------------------------------------------------------------------------
Peter Michael Yu,                 AIG Capital Partners, Inc.             Director, CEO, President
Managing Director, Vice                                                  Various Positions with AIG
President                                                                subsidiaries and affiliates
------------------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.

First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

-----------------------------------------------------------------------------------------------------------------
Name and Position with                           Name of Other Company              Connection with Other Company
Investment Adviser
-----------------------------------------------------------------------------------------------------------------
David Sanford Gottesman,                           Sequa Corporation                  Member, Board of Directors
General Partner
-----------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, General                                --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Jack H. Varon, General                                    --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Allan Howard Glick, General                               --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Bernard C. Groveman,                                      --                                      --
General Partner
-----------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, General                             --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
David M. Manischewitz,                                    --                                      --
General Partner
-----------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, General                             --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
John R. Loomis, General                                   --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Michael P. Helmick, General                               --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Robert W. Gottesman,                                      --                                      --
General Partner
-----------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III,                                    --                                      --
General Partner
-----------------------------------------------------------------------------------------------------------------
Neal K. Stearns, General Partner,                         --                                      --
General Counsel
-----------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., General                            --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Richard A. Pearl, General                                 --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Keith B. Josephson, General                               --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
William F. Guardenier,                                    --                                      --
General Partner
-----------------------------------------------------------------------------------------------------------------
Todd W. Green, General                                    --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, General                                --                                      --
Partner
-----------------------------------------------------------------------------------------------------------------
Jay Vodofsky, General Partner                             --                                      --
-----------------------------------------------------------------------------------------------------------------

CLARION CRA SECURITIES, L.P.

Clarion CRA Securities, L.P. (formerly CRA Real Estate Securities, L.P.) is the investment adviser for the CRA Realty Shares Portfolio. The principal address of Clarion CRA Securities, L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company    Connection with Other
Investment Adviser                                      Company
--------------------------------------------------------------------------------
Thomas Ritson Ferguson, III,            --                         --
Managing Director
--------------------------------------------------------------------------------
Jarrett Burt Kling, Managing            --                         --
Director
--------------------------------------------------------------------------------
Kenneth Dale Campbell,                  --                         --
Managing Director
--------------------------------------------------------------------------------
John Alexander Weisz,          Clarion Partners, LLC    President
President
--------------------------------------------------------------------------------
Stephen Joel Furnary,          Clarion Partners, LLC    Chairman
Chairman
--------------------------------------------------------------------------------
Charles Grossman, Executive    Clarion Partners, LLC    Executive Vice President
Vice President
--------------------------------------------------------------------------------
Arnoldus Wilhelm               Clarion Partners, LLC    Managing Director
Veenhuysen, Managing
Director
--------------------------------------------------------------------------------
Sherry Lynn Rexroad,                    --                         --
Director
--------------------------------------------------------------------------------

LSV ASSET MANAGEMENT COMPANY

LSV Asset Management Company is an investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company is 200 West Madison Street, Chicago, Illinois 60606. LSV Asset Management Company is an investment adviser registered under the Advisers Act.

----------------------------------------------------------------------------------------------
Name and Position with                 Name of Other Company     Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------
Josef Lakonishok, CEO,                University of Illinois        Professor of Finance
Portfolio Manager
----------------------------------------------------------------------------------------------
Robert Vishny, Partner,                University of Chicago        Professor of Finance
Portfolio Manager
----------------------------------------------------------------------------------------------
Menno Vermeulen, Partner,                       --                           --
Portfolio Manager
----------------------------------------------------------------------------------------------
Tremaine Atkinson, Partner,                     --                           --
COO
----------------------------------------------------------------------------------------------
Christopher LaCroix, Partner,
Managing Director of                            --                           --
Business Development
----------------------------------------------------------------------------------------------
SEI Funds, Inc., General Partner                --                           --
Andrei Shleifer, Partner                Harvard University         Professor of Economics
----------------------------------------------------------------------------------------------

STERLING CAPITAL MANAGEMENT COMPANY

Sterling Capital Management Company is the investment adviser to the Sterling Capital Balanced Portfolio and Sterling Capital Small Cap Value Portfolio. The principal address of Sterling Capital Management Company, is One First Union Center, 301 S. College Street, Suite 3200, Charlotte, North Carolina 28202.

-------------------------------------------------------------------------------------------
Name and Position with         Name of Other Company       Connection with Other Company
Investment Adviser
-------------------------------------------------------------------------------------------
Mark Whitaker Whalen,                    --                            --
President and Director
-------------------------------------------------------------------------------------------
David Michael Ralston, Ex.               --                            --
Vice President and Director
-------------------------------------------------------------------------------------------
Alexander Worth McAlister,               --                            --
Sr. Vice President
-------------------------------------------------------------------------------------------
Mary Dupere Chaney, Vice                 --                            --
President and Treasurer,
Secretary
-------------------------------------------------------------------------------------------
Mary Weeks Fountain, Vice                --                            --
President/Fixed Income
Portfolio Mgr.
-------------------------------------------------------------------------------------------
James Finrey Eaterlin, Sr.           Legg Mason        Vice President/Equity Analyst (1/98)
Vice President/Equity
Portfolio Manager
-------------------------------------------------------------------------------------------
Eduardo Alejandro Brea, Sr.              --                            --
Vice President/Equity
Portfolio Mgr.
-------------------------------------------------------------------------------------------

TOEWS CORPORATION

Toews Corporation is the investment adviser to the Toews S&P 500 Hedged Index Portfolio and Toews Nasdaq-100 Hedged Index Portfolio. The principal address of Toews Corporation is 1500 Market Street, 12th Floor, East Tower, Philadelphia, PA 19102.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company       Connection with Other
Investment Adviser                                         Company
--------------------------------------------------------------------------------
Michael T. DiMarco,                     --                          --
Associated Person
--------------------------------------------------------------------------------
Phillip R. Toews, President             --                          --
--------------------------------------------------------------------------------
Alex J. Rigolizzo, Associated           --                          --
Person
--------------------------------------------------------------------------------
Randall D. Schroeder,                   --                          --
Associated Person
--------------------------------------------------------------------------------

PROSPECT ASSET MANAGEMENT, INC.

Prospect Asset Management, Inc. is the investment adviser to the Prospect Japan Fund. The principal address of Prospect Asset Management is 6700 Kalanianaole Highway, Suite 122, Honolulu, HI 96825.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company       Connection with Other
Investment Adviser                                         Company
--------------------------------------------------------------------------------
Curtis Freeze                           --                          --
--------------------------------------------------------------------------------

SYNVOUS FUND INVESTMENT ADVISORS

Synvous Fund Investment Advisors is the investment adviser to the Synovus Large Cap Core Equity Fund, Synovus Mid Cap Value Fund, Synovus Fixed Income Fund and Synovus Georgia Tax-Free Municipal Bond Fund. The principal address of Synovus Fund Investment Advisors is P.O. Box 23024, Columbus, GA 31902-1313.

--------------------------------------------------------------------------------------
Name and Position with   Name of Other Company        Connection with Other
Investment Adviser                                    Company
--------------------------------------------------------------------------------------
Bill Perkins             Synovus Securities, Inc.     CEO
Director                 Synovus Trust Company        Director
--------------------------------------------------------------------------------------
George Flowers           Synovus Trust Company        President
President
--------------------------------------------------------------------------------------
Mark J. Brown            Synovus Trust Company        Senior Vice-President & CIO
Senior Vice-President                                 since 1996
--------------------------------------------------------------------------------------
Walter M. Deriso         Security Bank and Trust      President & CEO (Jan. 1991-1997)
Chairman                 Synovus Financial Corp.      Vice Chairman Jan. 1997-present
--------------------------------------------------------------------------------------
A. Daniel Mallard        Synovus Securities, Inc.     President
--------------------------------------------------------------------------------------

STEINBERG PRIEST CAPITAL MANAGEMENT CO., INC

Steinberg Priest Capital Management Co., Inc is the investment adviser to the Synovus Mid Cap Value Fund. The principal address of Steinberg Priest Capital Management Co., Inc is 12 East 49th Street, Suite 1202, New York, New York 10017.

----------------------------------------------------------------------------------------------------------------
Name and Position with                   Name of Other Company                  Connection with Other Company
Investment Adviser
----------------------------------------------------------------------------------------------------------------
Michael A. Steinberg                     Michael A. Steinberg & Co.,            President, Secretary, Treasurer
President, Secretary, Treasurer          Inc.                                   and Director since 1982
and Director
----------------------------------------------------------------------------------------------------------------
Steven L. Feld                           Financial Clearing Services            Vice President June 1985-
Vice President                           Corp.                                  January 1990
                                         Michael A. Steinberg & Co.,            Vice President since August
                                         Inc.                                   1990
----------------------------------------------------------------------------------------------------------------
Virginia C. Clark                        Merrill Lynch, Pierce, Fenner          Block Trader July 1975-
Head Trader                              & Smith                                October 1986
                                         Michael A. Steinberg & Co.,            Head Trader since October 1986
                                         Inc.
----------------------------------------------------------------------------------------------------------------
Janet Kappenberg Navon                   Atlantic Asset Management              Senior Vice President &
Portfolio Manager & Analyst              Partners LLC                           Portfolio Strategist July 1995-
                                                                                May 1998
----------------------------------------------------------------------------------------------------------------
William W. Priest, Jr.,                  BEA Associates                         CEO, Chairman of the
Managing Partner, Portfolio                                                     Executive Committee,
Manager                                                                         Managing Director and
                                                                                Portfolio Manager June 1992-
                                                                                Dec. 1997
                                         Credit Suisse Asset                    CEO, Chairman of the
                                         Management, LLC                        Managing Committee,
                                                                                Managing Director and
                                                                                Portfolio Manager January
                                                                                1998 - April 2000
----------------------------------------------------------------------------------------------------------------
David N. Pearl, Managing                 ING Baring Furman Selz                 Managing Dircetor, from
Director, Portfolio Manager                                                     1997-2001
                                         Citibank Global Asset Management       Senior Portfolio Manager
                                                                                from 1994 to 1997
----------------------------------------------------------------------------------------------------------------
Orest B. Stelmach, Managing              The Carlyle Group                      Managing Director and High
Director, Portfolio Manager                                                     Yield Portfolio Manager from
                                                                                1999 to 2001
                                         TIG Holdings, Inc.                     Senior Vice President and CIO
                                                                                from 1993 to 1999
----------------------------------------------------------------------------------------------------------------
Joseph W. Donaldson,                     First Manhattan Co.                    Equity Analyst from 1999 to 2001
Director, Senior Analyst                 ING Baring Furman Selz                 Senior Analyst in 1998
----------------------------------------------------------------------------------------------------------------

COOKE & BIELER, LP

Cooke & Bieler, LP is the investment adviser to the C&B Equity Portfolio, C&B Equity Portfolio for Taxable Investors and C&B Mid Cap Equity Portfolio. The principal address of Cooke & Bieler, LP is 1700 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company       Connection with Other
Investment Adviser                                         Company
--------------------------------------------------------------------------------
Sam Ballam III -  Partner      Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
Kermit S. Eck-  Partner        Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
John J.Medveckis-  Partner     Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
Michael M. Meyer-  Partner     Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
James R. Norris-  Partner      Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
James R. O'Neal-  Partner      Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
Bruce A. Smith-  Partner       Cooke & Bieler, Inc.              Principal
--------------------------------------------------------------------------------
Mehul Trivedi-  Partner        Cooke & Bieler, Inc.              Associate
--------------------------------------------------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC

Investment Counselors of Maryland, LLC is the investment adviser to the ICM Small Company Portfolio. The principal address of Investment Counselors of Maryland, LLC is 803 Cathedral Street, Baltimore, Maryland 21201.

----------------------------------------------------------------------------------------------
                           POSITION WITH            NAME OF OTHER        CONNECTION WITH OTHER
NAME                       INVESTMENT ADVISER       COMPANY              COMPANY
----------------------------------------------------------------------------------------------
Stuart M. Christhilf, III  Principal - Director     NA                   NA
----------------------------------------------------------------------------------------------
Donald J. Hoelting         Principal - Director     NA                   NA
----------------------------------------------------------------------------------------------
Robert D. McDorman, Jr.    Principal - Director     NA                   NA
----------------------------------------------------------------------------------------------
Paul L. Borssuck           Principal                NA                   NA
----------------------------------------------------------------------------------------------
Andrew L. Gilchrist        Principal                NA                   NA
----------------------------------------------------------------------------------------------
William V. Heaphy          Principal                NA                   NA
----------------------------------------------------------------------------------------------
Stephen T. Scott           Principal                NA                   NA
----------------------------------------------------------------------------------------------
Simeon F. Wooten, III      Principal                NA                   NA
----------------------------------------------------------------------------------------------
James F. McAree            Senior Vice President    NA                   NA
----------------------------------------------------------------------------------------------
                           Vice President of
Linda L. Rosatelli         Operations               NA                   NA
----------------------------------------------------------------------------------------------
                           Vice President of
E. Matthew Waldron, III    Marketing                NA                   NA
----------------------------------------------------------------------------------------------
Edward W. Brown, Jr.       Vice President           NA                   NA
----------------------------------------------------------------------------------------------
Elizabeth A. Dannettel     Vice President           NA                   NA
----------------------------------------------------------------------------------------------
Svietlana T. Franke        Vice President           NA                   NA
----------------------------------------------------------------------------------------------
                           Asst. VP & Operations
Christine C. Davis         Mang.                    NA                   NA
----------------------------------------------------------------------------------------------
Wendy E. Brown             Portfolio Accountant     NA                   NA
----------------------------------------------------------------------------------------------
Kanda K. Harp              Marketing Associate      NA                   NA
----------------------------------------------------------------------------------------------
Caroline N. Johnson        Marketing Associate      NA                   NA
----------------------------------------------------------------------------------------------
Joan Bielski               Admin. Assistant         NA                   NA
----------------------------------------------------------------------------------------------
Jamie L. Russell           Admin. Assistant         NA                   NA
----------------------------------------------------------------------------------------------
                                                    Old Mutual (US)
David C. Hegger            Director                 Holdings, Inc.       Senior Vice President
----------------------------------------------------------------------------------------------

ACADIAN ASSET MANAGEMENT, INC.

Acadian Asset Management, Inc. is the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian Asset Management, Inc. is Ten Post Office Square, 8th Floor, Boston, MA 02109.

------------------------------------------------------------------------------------------------
Name and Position with                Name of Other Company        Connection with Other Company
Investment Adviser
------------------------------------------------------------------------------------------------
Gary Leonard Bergstrom -                      None                             None
Chairman, Director &
Treasurer
------------------------------------------------------------------------------------------------
Ronald Dickson Frashure -                     None                             None
President & Director
------------------------------------------------------------------------------------------------
Churchill Gibson Franklin -                   None                             None
Executive Vice President &
Director
------------------------------------------------------------------------------------------------
John Robert Chisholm -                        None                             None
Executive Vice President &
Director
------------------------------------------------------------------------------------------------
Barry Bennett White - Clerk                   None                             None
------------------------------------------------------------------------------------------------
Scott Francis Powers -           Old Mutual U.S. Holdings, Inc.                CEO
Member of Acadian's board of
directors
------------------------------------------------------------------------------------------------

RICE, HALL, JAMES & ASSOCIATES

Rice, Hall, James & Associates is the investment adviser to the Rice, Hall James Micro Cap Portfolio and Rice, Hall James Small/Mid Cap Portfolio. The principal address of Rice, Hall, James & Associates is 600 West Broadway, Suite 1000, San Diego, CA 92101-3383.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company    Connection with Other
Investment Adviser                                      Company
--------------------------------------------------------------------------------
Thao Buu-Hoan, Partner                 None
--------------------------------------------------------------------------------
Kevin Hamilton, Partner           Messner & Smith         Former employer -
                               Investment Management    Joined RHJ 1/22/2002
--------------------------------------------------------------------------------
Charles G. King, Partner               None
--------------------------------------------------------------------------------
Peter Krzyzek, Partner                 None
--------------------------------------------------------------------------------
Thomas  McDowell, Partner              None
--------------------------------------------------------------------------------
Gary S. Rice, Partner                  None
--------------------------------------------------------------------------------
Douglas Sheres, Partner                None
--------------------------------------------------------------------------------
David P. Tessmer, Partner              None
--------------------------------------------------------------------------------
Timothy A. Todaro, Partner             None
--------------------------------------------------------------------------------
Patricia A. Urbonya, Partner           None
--------------------------------------------------------------------------------

C.S. MCKEE, LLP

C.S. McKee, LLP is the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee, LLP is One Gateway Center, Pittsburgh, PA 15222.

------------------------------------------------------------------------------------
Name and Position with Investment  Name of Other Company             Connection with
Adviser                                                              Other Company
------------------------------------------------------------------------------------
Eugene M. Natali, President
------------------------------------------------------------------------------------
Gregory M. Melvin, EVP, CIO        Dartmouth Capital Advisor's Inc.      President
------------------------------------------------------------------------------------
Norman S. Allan, Exec. EVP
------------------------------------------------------------------------------------
Lloyd F. Stamy, Jr. , SVP
------------------------------------------------------------------------------------
Joseph A. Buongiorno, SVP
------------------------------------------------------------------------------------
Boyd M. Hanson, VP
------------------------------------------------------------------------------------
Jack P. White, VP
------------------------------------------------------------------------------------
Brian S. Allen, VP
------------------------------------------------------------------------------------
Bryan R. Johanson, VP
------------------------------------------------------------------------------------
Suda Vatsan, VP
------------------------------------------------------------------------------------
Amit Dugar, VP
------------------------------------------------------------------------------------
Robert A. McGee, VP
------------------------------------------------------------------------------------
Nicholas A. Navari, AVP
------------------------------------------------------------------------------------
Christy S. Brenza, VP
------------------------------------------------------------------------------------
William J. Andrews, VP
------------------------------------------------------------------------------------

INDEPENDENCE INVESTMENT, LLC

Independence Investment, LLC is the investment adviser to the Independence Small Cap Portfolio. The principal address of Independence Investment, LLC is 53 State Street, Exchange Place, Boston, MA 02109.

---------------------------------------------------------------------------------------------
Name and Position with           Name of Other Company          Connection with Other
Investment Adviser                                              Company
---------------------------------------------------------------------------------------------
Mark C. Lapman, Chairman of
the Board and President
---------------------------------------------------------------------------------------------
John S. Montgomery,
Executive Vice President
---------------------------------------------------------------------------------------------
John F. DeSantis, Executive
Vice President
---------------------------------------------------------------------------------------------
Miriam F. Cooper, Chief
Operating Officer
---------------------------------------------------------------------------------------------
William P. Callan, Senior
Vice President
---------------------------------------------------------------------------------------------
Bradford S. Greenleaf, Senior
Vice President
---------------------------------------------------------------------------------------------
Paul F. McManus, Senior Vice
President
---------------------------------------------------------------------------------------------
William S. Baughman, Senior
Vice President
---------------------------------------------------------------------------------------------
Joanne P. Acford, Director       John Hancock Life Insurance    Senior Vice President and
                                 Company                        Deputy General Counsel
---------------------------------------------------------------------------------------------
John M. DeCiccio, Director       John Hancock Financial         Executive Vice President
                                 Services, Inc.                 Executive Vice President and
                                 John Hancock Life Insurance    Chief Investment Officer &
                                                                Company Director
---------------------------------------------------------------------------------------------
Maureen R. Ford, Director        John Hancock Financial         Executive Vice President
                                 Services, Inc.                 Executive Vice President
                                 John Hancock Life Insurance    Chairman, Director and Chief
                                 Company                        Executive Officer
                                 John Hancock Advisers, LLC
                                 and The Berkley Group          Chairman, President and Chief
                                 John Hancock Funds             Executive Officer
---------------------------------------------------------------------------------------------
Klaus O. Shigley, Director       John Hancock Life Insurance    Vice President
                                 Company
---------------------------------------------------------------------------------------------
Gregory P. Winn, Director        John Hancock Life Insurance    Vice President and Treasurer
                                 Company
---------------------------------------------------------------------------------------------

ANALYTIC INVESTORS, INC.

Analytic Investors, Inc. is the investment adviser to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short Term Income Fund. The principal address of Analytic Investors, Inc. is 700 South Flower Street, Suite 400, Los Angeles, CA 90017.

-----------------------------------------------------------------------------------------------------
Name and Position        Name of Other Company              Connection with Other Company
with Investment
Adviser
-----------------------------------------------------------------------------------------------------
Dr. Roger Glen           Ensign Peak Advisors               President(September 1997-present)
Clarke, Chairman         Bonneville Holding Corporation     Director (January 2000-present)
                         Deseret Trust Company              Director(September 1996- present)
                         Analytic/TSA Investors, Inc.       Chariman (April 1998-January 2001)
                         OHSF Hedge MGP I, Inc.             Director (November 1999-December 2000)
-----------------------------------------------------------------------------------------------------
Harindra de Silva,       Analytic US Market Neutral, Ltd.   Director (January 1999- present)
Director and President   Analytic US Market Offshore        Director (November 2000- present)
                         Master, Ltd.
                         Analytic/TSA Investors, Inc.       President (April 1998- January 2001)
-----------------------------------------------------------------------------------------------------
Marie Nastasi Arlt,      Analytic/TSA Investors, Inc.       Treasurer, Principal, Vice President
Treasurer, Vice
President, Chief
Operating Officer and
Corporate Secretary
-----------------------------------------------------------------------------------------------------
Scott F. Powers,         Old Mutual US Holdings, Inc.       Executive Officer
Director                 Old Mutual Asset Managers (US)     Executive Officer
                         LLC
                         Mellon Institutional               Executive Vice President-Sales, Marketing
                                                            and Product Development
-----------------------------------------------------------------------------------------------------

CHICAGO ASSET MANAGEMENT COMPANY

Chicago Asset Management Company is the investment adviser to the Chicago Asset Management Value Portfolio. The principal address of Chicago Asset Management Company is 70 West Madison Street, 56th Floor, Chicago, IL 60602.

--------------------------------------------------------------------------------
Name and Position with         Name of Other Company    Connection with Other
Investment Adviser                                      Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CAMBIAR INVESTORS LLC

Cambiar Investors LLC is the investment adviser to the Cambiar Opportunity Portfolio. The principal address of Cambiar Investors LLC is 2401 East Second Street, Suite 400, Denver, CO 80206.

--------------------------------------------------------------------------------------
Name and Position with          Name of Other Company   Connection with Other Company
Investment Adviser
--------------------------------------------------------------------------------------
Brian M. Barish, President               None
--------------------------------------------------------------------------------------
Nancy H. Wigton, Sr. Vice                None
President
--------------------------------------------------------------------------------------
Michael J. Gardner, Vice         Mountain States Bank   Board of Directors - effective
President                                                         April 2002
--------------------------------------------------------------------------------------
Maria L. Azari, Vice President           None
--------------------------------------------------------------------------------------
Anna A. Aldrich, Vice                    None
President
--------------------------------------------------------------------------------------
Edward W. O'Connor, Vice                 None
President
--------------------------------------------------------------------------------------
Julie Goodrum, Vice President            None
--------------------------------------------------------------------------------------
Christine M. Simon, Vice                 None
President
--------------------------------------------------------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, INC.

Fiduciary Management Associates, Inc. is the investment adviser to the FMA Small Company Portfolio. The principal address of Fiduciary Management Associates, Inc. is 55 West Monroe Street, Suite 2550, Chicago, IL 60603.

--------------------------------------------------------------------------------
Name and Position with          Name of Other Company      Connection with Other
Investment Adviser                                         Company
--------------------------------------------------------------------------------
Robert F. Carr, III, Chairman   Greentech Advisory Board-  Director
and CEO                         Vista Petroleum
--------------------------------------------------------------------------------
Anne T. Durkin, Assitstant
Vice President
--------------------------------------------------------------------------------
Terry B. French, Senior Vice
President
--------------------------------------------------------------------------------
Michael P. Gasparac, Vice
President
--------------------------------------------------------------------------------
Lloyd J. Spicer, Senior Vice
President
--------------------------------------------------------------------------------
Robert W. Thornburgh,
Executive Vice President
--------------------------------------------------------------------------------
Kathryn A. Vorisek, President
and CIO
--------------------------------------------------------------------------------
Edward S. Borland, Assistant
Vice President
--------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY, INC.

Thompson, Siegel & Walmsley, Inc. is the investment adviser to the TS&W Equity, TS&W International Equity and TS&W Fixed Income Portfolios. The principal address of Thompson, Siegel & Walmsley, Inc. is 5000 Monument Avanue, P.O. Box 6883, Richmond, VA 23230.

--------------------------------------------------------------------------------
Name and Position with Name of Other Company Connection with Other Company Investment Adviser
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIRACH CAPITAL MANAGEMENT, INC.

Sirach Capital Management, Inc. is the investment adviser to the Sirach Equity, Sirach Growth, Sirach Special Equity, Sirach Bond and Sirach Strategic Balanced Portfolios. The principal address of Sirach Capital Management, Inc. is 520 Pike Street, Suite 2800, Seattle, WA 95101.

--------------------------------------------------------------------------------
Name and Position with Name of Other Company Connection with Other Company Investment Adviser
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                   July 15, 1982
      SEI Liquid Asset Trust                   November 29, 1982
      SEI Tax Exempt Trust                     December 3, 1982
      SEI Index Funds                          July 10, 1985
      SEI Institutional Managed Trust          January 22, 1987
      SEI Institutional International Trust    August 30, 1988
      The Advisors' Inner Circle Fund          November 14, 1991
      STI Classic Funds                        May 29, 1992
      The Arbor Fund                           January 28, 1993
      Bishop Street Funds                      January 27, 1995
      STI Classic Variable Trust               August 18, 1995
      SEI Asset Allocation Trust               April 1, 1996
      SEI Institutional Investments Trust      June 14, 1996
      HighMark Funds                           February 15, 1997
      Armada Funds                             March 8, 1997
      Expedition Funds                         June 9, 1997
      Oak Associates Funds                     February 27, 1998
      The Nevis Fund, Inc.                     June 29, 1998
      CNI Charter Funds                        April 1, 1999
      The Armada Advantage Fund                May 1, 1999
      Amerindo Funds Inc.                      July 13, 1999
      Friends Ivory Funds                      December 16, 1999
      iShares Inc.                             January 28, 2000
      SEI Insurance Products Trust             March 29, 2000
      iShares Trust                            April 25, 2000
      Pitcairn Funds                           August 1, 2000
      First Focus Funds, Inc.                  October 1, 2000
      JohnsonFamily Funds, Inc.                November 1, 2000
      The MDL Funds                            January 24, 2001
      Causeway Capital Management Trust        September 20, 2001

      The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                             Positions and Offices
Name                       with Underwriter                                with Registrant
----                       ----------------                                ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors              --
Richard B. Lieb            Director, Executive Vice President                        --
Carmen V. Romeo            Director                                                  --
Mark J. Held               President & Chief Operating Officer                       --
Dennis J. McGonigle        Executive Vice President                                  --
Robert M. Silvestri        Chief Financial Officer & Treasurer                       --
Todd Cipperman             Senior Vice President & General Counsel                   --
Carl A. Guarino            Senior Vice President                                     --
Jack May                   Senior Vice President                                     --
Kevin P. Robins            Senior Vice President                                     --
Patrick K. Walsh           Senior Vice President                                     --
Wayne M. Withrow           Senior Vice President                                     --
Robert Aller               Vice President                                            --
John D. Anderson           Vice President & Managing Director                        --
Timothy D. Barto           Vice President & Assistant Secretary                      --
Robert Crudup              Vice President & Managing Director                        --
Richard A. Deak            Vice President & Assistant Secretary                      --
Scott W. Dellorfano        Vice President & Managing Director                        --
Barbara Doyne              Vice President                                            --
Jeff Drennen               Vice President                                            --
Scott C. Fanatico          Vice President & Managing Director                        --
Vic Galef                  Vice President & Managing Director                        --
Steven A. Gardner          Vice President & Managing Director                        --
Lydia A. Gavalis           Vice President & Assistant Secretary                      --
Greg Gettinger             Vice President & Assistant Secretary                      --
Kathy Heilig               Vice President                                            --
Jeff Jacobs                Vice President                                            --
Bridget Jensen             Vice President                                            --
Samuel King                Vice President                                            --
John Kirk                  Vice President & Managing Director                        --
Kim Kirk                   Vice President & Managing Director                        --
John Krzeminski            Vice President & Managing Director                        --
Karen LaTourette           Secretary                                                 --
Alan H. Lauder             Vice President                                            --
Paul Lonergan              Vice President & Managing Director                        --
Ellen Marquis              Vice President                                            --
Christine M. McCullough    Vice President & Assistant Secretary                      --
Carolyn McLaurin           Vice President & Managing Director                        --
Mark Nagle                 Vice President                                            --
Joanne Nelson              Vice President                                            --
Rob Redican                Vice President                                            --
Maria Rinehart             Vice President                                            --
Steve Smith                Vice President                                            --
Daniel Spaventa            Vice President                                            --
Kathryn L. Stanton         Vice President                                            --
Sherry K. Vetterlein       Vice President & Assistant Secretary                      --
Lori L. White              Vice President & Assistant Secretary                      --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                      --

Item 28. Location of Accounts and Records:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:


      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank     Union Bank of California
           125 Broad Street              475 Sansome Street, 15th Floor
           Philadelphia, PA 19109        San Francisco, California 94111


      (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

      (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
the required books and records are maintained at the offices of the Registrant's
Advisers:

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY  10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY  10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 North Radnor-Chester Road
           Radnor, PA 19087

           LSV Asset Management Company
           200 W. Madison Street, 27th Floor
           Chicago, Illinois 60606

           Sterling Capital Management Company
           One First Union Center
           301 S. College Street, Suite 3200
           Charlotte, NC 28202

           Toews Corporation
           1500 Market Street, 12th Floor
           East Tower
           Philadelphia, PA 19102

           Prospect Asset Management, Inc.
           6700 Kalanianaole Highway
           Suite 122
           Honolulu, HI 96825

           Synovus Fund Investment Advisors
           P.O. Box 23024
           Columbus, GA 31902-1313

           Steinberg Priest Capital Management Co., Inc.
           12 East 49th Street, Suite 1202
           New York, New York 10017

           Cooke & Bieler, Inc.
           1700 Market Street
           Philadelphia, PA 19103


           Investment Counselors of Maryland, LLC
           803 Cathedral Street
           Baltimore, Maryland 21201

           Acadian Asset Management, Inc.
           Ten Post Office Square, 8th Floor
           Boston, MA 02109

           Rice Hall James & Associates
           600 West Broadway, Suite 1000
           San Diego, CA 92101-3383

           C.S. McKee, LLP
           One Gateway Center
           Pittsburgh, PA 15222

           Independence Investment, LLC
           53 State Street, Exchange Place
           Boston, MA 02109

           Analytic Investors, Inc.
           700 South Flower Street, Suite 400
           Los Angeles, CA 90017

           Chicago Asset Management Company
           70 West Madison Street, 56th Floor
           Chicago, IL 60602

           Cambiar Investors LLC
           2401 East Second Street, Suite 400
           Denver, CO 80206

           Fiduciary Management Associates, Inc.
           55 West Monroe Street, Suite 2550
           Chicago, IL 60603

           Thompson, Siegel & Walmsley, Inc.
           5000 Monument Avenue, P.O. Box 6883
           Richmond, VA 23230

           Sirach Capital Management, Inc.
           520 Pike Street, Suite 2800
           Seattle, WA 95101


Item 29. Management Services: NONE.

Item 30. Undertakings: NONE.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereto duly authorized in the City of Oaks, and Commonwealth of Pennsylvania on the 14th day of June 2002.

                                        THE ADVISORS' INNER CIRCLE FUND


                                        By: /s/ James R. Foggo
                                            ---------------------
                                        James R. Foggo, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *                  Trustee                           June 14, 2002
-----------------------------
John T. Cooney


              *                  Trustee                           June 14, 2002
-----------------------------
William M. Doran


              *                  Trustee                           June 14, 2002
-----------------------------
Robert A. Nesher


              *                  Trustee                           June 14, 2002
-----------------------------
Robert A. Patterson


              *                  Trustee                           June 14, 2002
-----------------------------
Eugene Peters


              *                  Trustee                           June 14, 2002
-----------------------------
George J. Sullivan, Jr.


              *                  Trustee                           June 14, 2002
-----------------------------
James M. Storey


  /s/ James R. Foggo             President                         June 14, 2002
-----------------------------
James R. Foggo


              *                  Controller &                      June 14, 2002
-----------------------------    Chief Financial Officer
Jennifer Spratley


*By: /s/ James R. Foggo
     ------------------
         James R. Foggo
         Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No. and Description

Item 23.          Exhibits:

EX-99.A1 Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No.33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.A2 Registrant's Amendment to the Agreement and Declaration of Trust dated December 2, 1996, is incorporated herein by reference to exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.A3 Registrant's Amendment to the Agreement and Declaration of Trust dated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.B1 Registrant's By-Laws are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on August 29, 1991.

EX-99.B2          Registrant's Amended and Restated By-Laws are filed herewith.

EX-99.C           Not Applicable.

EX-99.D1 Investment Advisory Agreement between Registrant and HGK Asset Management, Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed on February 28, 1996.

EX-99.D2 Investment Advisory Agreement between Registrant and AIG Capital Management Corp. with respect to AIG Money Market Fund originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed February 27, 1997.

EX-99.D3 Investment Advisory Agreement between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 1, 1995 is incorporated herein by reference to exhibit (5)(g) of Post-

                  Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.D4 Investment Advisory Agreement between Registrant and CRA Real Estate Securities L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (5)(h) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.D5 Investment Advisory Agreement between Registrant and MDL Capital Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to exhibit
                  (5)(e) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D6 Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D7 Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to exhibit (5)(i) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.D8 Investment Advisory Agreement between Registrant and LSV Asset Management Company is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 22, 2001.

EX-99.D9 Amended and Restated Schedule to the Investment Advisory Agreement dated May 3, 1995 between Registrant and First Manhattan Company with respect to the FMC Select and FMC Strategic Value Funds is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.

EX-99.D10         Investment Advisory Agreement between Registrant and Sterling
                  Partners Capital Management is incorporated herein by reference to exhibit (d)(10) of Post-Effective Amendment No.
                  45 to Registrant's Registration Statement on Form N-1A (File
                  No. 33-42484), filed with the Securities and Exchange
                  Commission on April 12, 2001.

EX-99.D11         Investment Advisory Agreement between the Registrant and GLB
                  Fund Management, Inc. is incorporated herein by reference to exhibit (d)(11) of Post-Effective Amendment No. 41 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.D12         Investment Advisory Agreement between Registrant and Toews
                  Corporation with respect to the Toews S&P 500 Hedged Index
                  Fund and Toews Nasdaq-100 Hedged Index Fund is incorporated herein by reference to exhibit (d)(12) of Post-Effective
                  Amendment No. 46 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on June 22, 2001.

EX-99.D13         Investment Advisory Agreement between Registrant and Prospect
                  Asset Management with respect to The Japan Smaller Companies
                  Fund is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 46 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on June 22, 2001.

EX-99.D14         Investment Advisory Agreement dated August 13, 2001 between
                  Registrant and Synovus Funds Investment Advisors is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 48 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on November 5, 2001.

EX-99.D15         Investment Sub-Advisory Agreement dated August 13, 2001
                  between Registrant, Synovus Funds Investment Advisors and
                  Steinberg Priest Capital Management, Co., Inc. is incorporated herein by reference to exhibit (d)(14) of Post-Effective
                  Amendment No. 48 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on November 5, 2001.

EX-99.D16         Investment Advisory Agreement between Registrant and Cooke &
                  Bieler, Inc. is incorporated herein by reference to exhibit
                  (d)(16) of Post-Effective Amendment No. 47 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on August 16,
                  2001.


EX-99.D17         Form Of Investment Advisory Agreement between Registrant and
                  Acadian Asset Management, Inc. is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D18         Form Of Investment Advisory Agreement between Registrant and
                  Analytic Investors, Inc. is incorporated herein by reference to exhibit (d)(18) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No.
                  33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.D19         Form Of Investment Advisory Agreement between Registrant and
                  Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 50 to the
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.D20         Form Of Investment Advisory Agreement between Registrant and
                  Chicago Asset Management Company is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on

                  Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.D21         Form Of Investment Advisory Agreement between Registrant and
                  Fiduciary Management Associates, Inc. is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D22         Form Of Investment Advisory Agreement between Registrant and
                  Independence Investment, LLC is incorporated herein by reference to exhibit (d)(22) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D23         Form Of Investment Advisory Agreement between Registrant and
                  Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D24         Form Of Investment Advisory Agreement between Registrant and
                  C.S. McKee, LLP is incorporated herein by reference to exhibit
                  (d)(24) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.D25         Form Of Investment Advisory Agreement between Registrant and
                  Rice, Hall, James & Associates is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D26         Form Of Investment Advisory Agreement between Registrant and
                  Sirach Capital Management, Inc. is incorporated herein by reference to exhibit (d)(26) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.D27         Form Of Investment Advisory Agreement between Registrant and
                  Thompson, Siegel & Walmsley, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.


EX-99.E1 Amended and Restated Distribution Agreement between Registrant and SEI Financial Services Company dated August 8, 1994 as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on September 19, 1994 is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed on February 28, 1996.

EX-99.E2 Distribution Agreement between Registrant and CCM Securities, Inc. dated February 28, 1997 is incorporated herein by reference to exhibit (6)(b) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.E3 Amended and Restated Sub-Distribution and Servicing Agreement between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit
                  (6)(c) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.F           Not Applicable.

EX-99.G1 Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to exhibit (8) of Post-Effective Amendment No. 28 filed on February 27, 1997.

EX-99.G2 Amended Custodian Agreement dated between Registrant and CoreStates Bank, N.A. is incorporated herein by reference to exhibit (g)(2) of Post-Effective Amendment No.39 filed on February 25, 2000.


EX-99.G3 Custodian Agreement between the Registrant and Union Bank of California is filed herewith.

EX-99.G4 Amendment dated May 21, 2001 to the Custody Agreement dated August 12, 1991 between the Registrant and First Union National Bank is filed herewith.


EX-99.H1 Amended and Restated Administration Agreement between Registrant and SEI Financial Management Corporation, including schedules relating to Clover Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to exhibit (9) of Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.H2 Schedule dated November 11, 1996 to Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(a) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.H3 Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty Shares Portfolio is incorporated herein by reference to exhibit (9)(b) of

                  Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.H4 Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to exhibit (9)(d) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H5 Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H6 Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No.32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H7 Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Fixed Bond Fund is incorporated herein by reference to exhibit (9)(g) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H8 Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management Corporation adding the AIG Money Market Fund is incorporated herein by reference to exhibit
                  (9)(h) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H9 Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to exhibit (9)(i) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H10         Shareholder Servicing Agreement for AIG Money Market Fund is
                  incorporated herein by reference to Post-Effective Amendment
                  No. 32 to Registrant's Registration Statement on Form N-1A
                  (File No. 33-42484), filed with the Securities and Exchange
                  Commission on February 27, 1998.

EX-99.H11         Transfer Agency Agreement dated November 30, 1994 is
                  incorporated herein by reference to exhibit (9)(k) of Post-Effective Amendment No. 32 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on February 27, 1998.

EX-99.H12         Amendment dated August 17, 1998 to the Schedule dated May 8,
                  1995 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between Registrant and SEI Financial Management Corporation is incorporated herein by reference to exhibit (h)(12) of Post-Effective Amendment No. 34 to Registrant's Registration
                  Statement on Form N-1A (File No. 33-42484), filed with the
                  Securities and Exchange Commission on December 29, 1998.

EX-99.H13         Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is incorporated herein by reference to exhibit (h)(13) of Post-Effective
                  Amendment No. 34 to Registrant's Registration Statement on
                  Form N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on December 29, 1998.

EX-99.H14         Amended Schedule dated March 15, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating to LSV Value Equity Fund, between
                  Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(14) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H15         Amended Schedule dated August 15, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating to HGK Fixed Income Fund, HGK Equity Value
                  Fund and HGK Mid Cap Value Fund, between Registrant and SEI
                  Investments Mutual Funds Services is incorporated by reference to exhibit (h)(15) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H16         Administration Agreement dated August 20, 1999 between
                  Registrant, LSV Asset Management and Fidelity Brokerage
                  Services, Inc. and National Financial Services Corporation is incorporated by reference to exhibit (h)(16) of Post-Effective
                  Amendment No.39 to Registrant's Registration Statement on Form
                  N-1A (File No. 33-42484), filed with the Securities and
                  Exchange Commission on February 25, 2000.

EX-99.H17         Amended Schedule dated December 1, 1999 to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994, relating CRA Realty Shares Portfolio, between
                  Registrant and SEI Fund Resources is incorporated by reference to exhibit (h)(17) of Post-Effective Amendment No. 39 to
                  Registrant's Registration Statement on Form N-1A (File No.
                  33-42484), filed with the Securities and Exchange Commission on February 25, 2000.

EX-99.H18         Amendment dated August 18, 1999 to the Operating Agreement dated January 5, 1996, relating to LSV Value Equity Fund, between the Registrant, LSV Asset Management and Charles
                  Schwab & Co, Inc. is incorporated by reference to exhibit
                  (h)(18) of Post-Effective Amendment No. 39 to Registrant's
                  Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 25,
                  2000.

EX-99.H19         Schedule dated May 19, 2000 to the Administration Agreement dated November 14, 1991 between the Registrant and SEI
                  Investments Mutual Funds Services relating to the AIG Money
                  Market Fund is incorporated herein by reference to exhibit
                  (h)(19) of the Registrant's Post-Effective Amendment No. 40 on
                  Form N-1A (File No. 33-42484) filed with the Securities and
                  Exchange Commission on July 17, 2000.

EX-99.H20         Schedule dated May 22, 2000 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds
                  Services relating to the FMC Select and Strategic Value Funds is incorporated herein by reference to exhibit (h)(20) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A
                  (File No.33-42484) filed with the Securities and Exchange
                  Commission on July 17, 2000.

EX-99.H21         Transfer Agency and Services Agreement dated October 1, 2000, between the Registrant and Forum Shareholder Services, LLC, is incorporated herein by reference to exhibit (h)(21) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on December 13, 2000.

EX-99.H22         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the GLB
                  Aggressive Growth Fund is incorporated herein by reference to exhibit (h)(22) of the Registrant's Post-Effective Amendment
                  No. 41 on Form N-1A (File No. 33-42484) filed with the
                  Securities and Exchange Commission on December 13, 2000.

EX-99.H23         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the
                  Sterling Partners' Balanced Portfolio and Sterling Partners'
                  Small Cap Value Portfolio is incorporated herein by reference to exhibit (h)(23) of the Registrant's Post-Effective
                  Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

EX-99.H24         Schedule to the Administration Agreement between Registrant and SEI Investments Mutual Funds Services relating to the
                  Toews S&P 500 Hedged Index Portfolio and Toews NASDAQ 100
                  Hedged Index Portfolio is incorporated herein by reference to exhibit (h)(24) of the Registrant's Post-Effective Amendment
                  No. 42 on Form N-1A (File No. 33-42484) filed with the
                  Securities and Exchange Commission on February 26, 2001.

EX-99.H25         LSV Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(25) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.H26         HGK Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(26) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.H27         Schedule dated May 21, 2001 to the Administration Agreement dated November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Fund Resources is incorporated herein by reference to exhibit (h)(27) of the Registrant's
                  Post-Effective Amendment No. 46 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

EX-99.H28         Toews Corporation Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(28) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.H29         Cooke & Bieler, L.P. Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(29) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.H30         Prospect Asset Management Contractual Fee Waiver Agreement is
                  incorporated herein by reference to exhibit (h)(30) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.


EX-99.H31         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Sirach Portfolios is filed herewith.

EX-99.H32         Form of Schedule to the Administration  Agreement  dated
                  November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the TS&W Portfolios is incorporated herein by reference to exhibit (h)(32) of Post- Effective Amendment
                  No.50 to the Registrant's  Registration Statement on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on April 3, 2002.

EX-99.H33         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated
                  May 17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the ICM Small Company Portfolio is filed herewith.

EX-99.H34         Form of Schedule to the Administration Agreement dated
                  November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Analytic Portfolios is incorporated herein by reference to exhibit (h)(34) of Post- Effective Amendment
                  No.50 to the Registrant's  Registration Statement on Form N-1A
                  (File No.  33-42484),  filed with the  Securities and Exchange
                  Commission on April 3, 2002.

EX-99.H35         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Cambiar Opportunity Portfolio is filed herewith.

EX-99.H36         Form of Schedule to the Administration Agreement dated
                  November 14, 1991 as amended and restated May 17, 1994 between the Registrant and SEI Investments Mutual Funds Services pertaining to the Chicago Asset Management Value Portfolio is incorporated herein by reference to exhibit (h)(36) of Post-
                  Effective  Amendment  No.50 to the  Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on April 3, 2002.

EX-99.H37         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the FMA Small Company Portfolio is filed herewith.

EX-99.H38         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Rice, Hall, James Portfolios is filed herewith.

EX-99.H39         Form Schedule to the Administration Agreement dated November
                  14, 1991 as amended  and  restated  May 17,  1994  between the
                  Registrant   and  SEI   Investments   Mutual  Funds   Services
                  pertaining  to  the   Independence   Small  Cap  Portfolio  is
                  incorporated  herein by reference to exhibit  (h)(39) of Post-
                  Effective  Amendment  No.50 to the  Registrant's  Registration
                  Statement  on Form N-1A  (File No.  33-42484),  filed with the
                  Securities and Exchange Commission on April 3, 2002.

EX-99.H40         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the Acadian Emerging Markets
                  Portfolio is filed herewith.

EX-99.H41         Schedule, dated February 20, 2002, to the Administration
                  Agreement dated November 14, 1991 as amended and restated May
                  17, 1994 between the Registrant and SEI Investments Mutual
                  Funds Services pertaining to the McKee International Equity
                  Portfolio is filed herewith.

EX-99.H42         Schedule to the Transfer Agency Agreement between the
                  Registrant and DST Systems, Inc. pertaining to the Sirach
                  Growth, Sirach Equity, Sirach Special Equity, Sirach Bond,
                  Sirach Strategic Balanced, Rice, Hall James Micro Cap, Rice,
                  Hall James Small/Mid Cap, McKee International Equity, TS&W
                  Equity, TS&W Fixed Income, TS&W International Equity, Analytic
                  Defensive Equity, Analytic International, Analytic Short-Term
                  Income, FMA Small Company, ICM Small Company, Cambiar
                  Opportunity, Independence Small Cap, Acadian Emerging Markets and Chicago Asset Management Value Portfolios is filed herewith.


EX-99.I           Opinion and Consent of Counsel is filed herewith.


EX-99.J           Consent of Independent Public Accountants
                  (PricewaterhouseCoopers, LLP) is filed herewith.


EX-99.K           Not Applicable.

EX-99.L           Not Applicable.

EX-99.M1 Distribution Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (m) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.M2 Distribution and Shareholder Servicing Plan for the Toews Funds is incorporated herein by reference to exhibit (m)(2) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

EX-99.N           Not Applicable.

EX-99.O1 Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit (o)(1) of the Registrant's Post-Effective Amendment No. 42 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 26, 2001.


EX-99.O2 Amended and restated Rule 18f-3 Plan for The Advisors' Inner Circle Fund is incorporated herein by reference to exhibit
                  (o)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on April 3, 2002.


EX-99.P1 Revised SEI Investments Company Code of Ethics and Insider Trading Policy is filed incorporated herein by reference to exhibit (p)(1) of the Registrant's Post-

                  Effective Amendment No. 46 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

EX-99.P2 The Advisors' Inner Circle Fund Code of Ethics is incorporated herein by reference to exhibit (p)(10) of The Arbor Fund's Post-Effective Amendment No. 28 on Form N-1A (File No.33-50718) filed with the Securities and Exchange Commission on May 30, 2000.

EX-99.P3 AIG Capital Management Corp. Code of Ethics is incorporated herein by reference to exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P4 Clarion CRA Securities, LP, Code of Ethics is incorporated herein by reference to exhibit (p)(4) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No.33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P5 First Manhattan Co. Code of Ethics is incorporated herein by reference to exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P6 HGK Asset Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(6) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P7 LSV Asset Management, L.P., Code of Ethics is incorporated herein by reference to exhibit (p)(9) of SEI Institutional Managed Trust's Post-Effective Amendment No. 33 on Form N-1A (File No. 33-9504) filed with the Securities and Exchange Commission on July 3, 2000.

EX-99.P8 MDL Capital Management, Inc., Code of Ethics is incorporated herein by reference to exhibit (p)(8) of the Registrant's Post-Effective Amendment No. 40 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on July 17, 2000.

EX-99.P9 Sterling Capital Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(9) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.P10         Toews Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(10) of the Registrant's
                  Post-Effective Amendment No. 42 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on February 26, 2001.

EX-99.P11         Prospect Asset Management Code of Ethics is filed incorporated herein by reference to exhibit (p)(11) of the Registrant's
                  Post-Effective Amendment No. 46 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on June 22, 2001.

EX-99.P12         Synovus Funds Investment Advisors Code of Ethics is
                  incorporated herein by reference to exhibit (p)(12) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.P13         Steinberg Priest Capital Management Co., Inc. Code of Ethics
                  is incorporated herein by reference to exhibit (p)(13) of the Registrant's Post-Effective Amendment No. 49 on Form N-1A
                  (File No. 33-42484) filed with the Securities and Exchange
                  Commission on February 28, 2002.

EX-99.P14         Cooke & Bieler, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(14) of the Registrant's
                  Post-Effective Amendment No. 49 on Form N-1A (File No.
                  33-42484) filed with the Securities and Exchange Commission on February 28, 2002.


EX-99.P15         Acadian Asset Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(15) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.

EX-99.P16         Analytic Investors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(16) of Post-Effective Amendment
                  No. 50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.P17         Cambiar Investors LLC Code of Ethics is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.P18         Chicago Asset Management Company Code of Ethics is
                  incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.P19         Fiduciary Management Associates Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.

EX-99.P20         Independence Investment, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(20) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.

EX-99.P21         Investment Counselors of Maryland, LLC Code of Ethics is
                  incorporated herein by reference to exhibit (p)(21) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.

EX-99.P22         C.S. McKee, LLP Code of Ethics is incorporated herein by
                  reference to exhibit (p)(22) of Post-Effective Amendment No.
                  50 to the Registrant's Registration Statement on Form N-1A
                  (File No. 33-4284), filed with the Securities and Exchange
                  Commission on April 3, 2002.

EX-99.P23         Rice, Hall, James & Associates Code of Ethics is incorporated herein by reference to exhibit (p)(23) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.

EX-99.P24         Sirach Capital Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(24) of Post-Effective
                  Amendment No. 50 to the Registrant's Registration Statement on
                  Form N-1A (File No. 33-4284), filed with the Securities and
                  Exchange Commission on April 3, 2002.

EX-99.P25         Thompson, Siegel & Walmsley, Inc. Code of Ethics is
                  incorporated herein by reference to exhibit (p)(25) of Post-Effective Amendment No. 50 to the Registrant's
                  Registration Statement on Form N-1A (File No. 33-4284), filed with the Securities and Exchange Commission on April 3, 2002.


EX-99.Q1 Powers of Attorney for John T. Cooney, William M. Doran, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson, George J. Sullivan, James M. Storey, and James R. Foggo are incorporated herein by reference to exhibit (q) of the Registrant's Post-Effective Amendment No. 41 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on December 13, 2000.

EX-99.Q2 Power of Attorney for Jennifer Spratley is incorporated herein by reference to exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 43 on Form N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on February 28, 2001.